[GRAPHIC:  HAND WITH PUZZLE PIECES]          Nations LargeCap
                                             Index Fund

                                             Nations Managed
                                             Index Fund

                                             Nations MidCap
                                             Index Fund

                                             Nations SmallCap
                                             Index Fund



INDEX FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS

                           /s/ Robert H. Gordon
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations LargeCap Index Fund                                   3
                                       Nations Managed Index Fund                                   10
                                       Nations MidCap Index Fund                                    14
                                       Nations SmallCap Index Fund                                  20
                                     Statements of operations                                       27
                                     Statements of changes in net assets                            28
                                     Schedules of capital stock activity                            30
                                     Financial highlights                                           34
                                     Notes to financial statements                                  42

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS
                                RECOGNIZED FOR
                                OUTSTANDING
                                CUSTOMER SERVICE

                                  IN RECOGNITION OF ITS COMMITMENT     [DALBAR MUTUAL FUND SERVICE AWARD
                                TO PROVIDE SHAREHOLDERS WITH THE       GRAPHIC AND HONORS COMMITMENT TO:
                                HIGHEST LEVEL OF CUSTOMER SERVICE      FINANCIAL INTERMEDIARIES 1999
                                IN THE MUTUAL FUND INDUSTRY,           GRAPHIC]
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.     DALBAR, Inc., is a well-respected
                                                                       research firm that measures
                                                                       customer service levels and
                                                                       establishes benchmarks in the
                                                                       financial services industry.
                            ------------------------------------------------------------------------------

                   "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMON STOCKS -- 96.5%
            AEROSPACE AND DEFENSE -- 1.0%
   20,200   B.F. Goodrich Company...............  $      792
  178,200   Boeing Company......................      11,226
   39,400   General Dynamics Corporation........       2,475
  159,100   Honeywell International Inc. .......       5,668
   84,800   Lockheed Martin Corporation.........       2,795
   14,200   Northrop Grumman Corporation........       1,290
   67,500   Raytheon Company, Class B...........       1,920
   24,600   TRW Inc. ...........................         999
                                                  ----------
                                                      27,165
                                                  ----------
            AIRLINES -- 0.1%
   24,300   Delta Air Lines, Inc. ..............       1,078
   99,000   Southwest Airlines Company..........       2,401
   13,300   US Airways Group Inc.(!)............         405
                                                  ----------
                                                       3,884
                                                  ----------
            APPAREL AND TEXTILES -- 0.1%
   10,600   Liz Claiborne Inc. .................         408
    8,100   National Service Industries,
              Inc. .............................         158
   53,600   Nike, Inc., Class B.................       2,148
   11,300   Reebok International, Ltd.(!).......         213
    6,500   Russell Corporation.................         103
    3,800   Springs Industries Inc., Class A....         107
   22,700   V.F. Corporation....................         560
                                                  ----------
                                                       3,697
                                                  ----------
            AUTOMOTIVE -- 0.9%
   25,300   AutoZone Inc.(!)....................         574
   14,400   Cooper Tire & Rubber Company........         145
   29,600   Dana Corporation....................         636
  111,200   Delphi Automotive Systems
              Corporation.......................       1,682
   14,500   Eaton Corporation...................         894
  375,900   Ford Motor Company(!)...............       9,515
  106,500   General Motors Corporation..........       6,923
   34,700   Genuine Parts Company...............         661
   31,100   Goodyear Tire & Rubber Company......         560
   17,100   Johnson Controls Inc. ..............         910
   11,800   Navistar International
              Corporation(!)....................         353
   15,200   PACCAR, Inc. .......................         563
   11,700   Snap-On Inc. .......................         276
   26,000   Visteon Corporation.................         393
                                                  ----------
                                                      24,085
                                                  ----------
            BEVERAGES -- 2.1%
    7,300   Adolph Coors Company, Class B.......         461
  180,000   Anheuser-Busch Companies, Inc. .....       7,616
   13,600   Brown-Forman Corporation, Class B...         745
  491,900   Coca-Cola Company(++)...............      27,116
   83,100   Coca-Cola Enterprises Inc. .........       1,324
  286,600   PepsiCo, Inc. ......................      13,184
   86,700   Seagram Company Ltd. ...............       4,980
                                                  ----------
                                                      55,426
                                                  ----------
            BROADCASTING AND CABLE -- 2.6%
  116,300   Clear Channel Communications,
              Inc.(!)...........................       6,571
  179,700   Comcast Corporation, Class A(!).....       7,356
  262,800   Time Warner Inc. ...................      20,564

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
  301,200   Viacom Inc., Class B(!).............  $   17,620
  414,000   Walt Disney Company.................      15,836
                                                  ----------
                                                      67,947
                                                  ----------
            CHEMICALS -- BASIC -- 0.8%
   45,500   Air Products & Chemicals Inc. ......       1,638
  134,700   Dow Chemical Company................       3,359
  207,100   E.I. duPont de Nemours and
              Company...........................       8,581
   15,200   Eastman Chemical Company............         561
   25,400   Ecolab, Inc. .......................         916
    6,000   FMC Corporation(!)..................         402
   21,300   Hercules, Inc. .....................         301
   13,300   Mallinckrodt Group Inc. ............         607
   34,500   PPG Industries, Inc. ...............       1,369
   31,400   Praxair Inc. .......................       1,174
   43,000   Rohm & Haas Company.................       1,250
   26,800   Union Carbide Corporation...........       1,012
                                                  ----------
                                                      21,170
                                                  ----------
            CHEMICALS -- SPECIALTY -- 0.1%
   13,900   Ashland Inc. .......................         468
   25,400   Engelhard Corporation...............         413
   10,400   Great Lakes Chemical Corporation....         305
   16,000   Sigma-Aldrich Corporation...........         528
   13,300   W.R. Grace & Company(!).............          91
                                                  ----------
                                                       1,805
                                                  ----------
            COMMERCIAL BANKING -- 6.8%
   74,800   AmSouth Bancorporation..............         935
  229,500   Banc One Corporation................       8,864
  146,600   Bank of New York Inc. ..............       8,219
  326,200   BankAmerica Corporation>...........      17,085
   79,400   BB&T Corporation....................       2,392
   41,700   Charter One Financial, Inc. ........       1,016
  259,900   Chase Manhattan Corporation.........      12,004
  893,499   Citigroup Inc.(++)..................      48,306
   31,100   Comerica Inc. ......................       1,817
   92,400   Fifth Third Bancorp.................       4,978
  195,600   First Union Corporation.............       6,296
  190,300   Firstar Corporation.................       4,258
  179,200   FleetBoston Financial Corporation...       6,989
   31,400   Golden West Financial Corporation...       1,684
   49,900   Huntington Bancshares
              Incorporated......................         733
   31,600   J.P. Morgan & Company Inc. .........       5,163
   85,500   KeyCorp.............................       2,164
   97,000   Mellon Financial Corporation........       4,498
  120,600   National City Corporation...........       2,668
   27,200   Old Kent Financial Corporation......         787
   57,400   PNC Bank Corporation................       3,731
   43,500   Regions Financial Corporation.......         987
   33,400   SouthTrust Corporation..............       1,050
   34,500   Summit Bancorp......................       1,190
   59,200   SunTrust Banks, Inc. ...............       2,949
  148,100   U.S. Bancorp........................       3,369
   26,800   Union Planters Corporation..........         886
   40,400   Wachovia Corporation................       2,290
  107,000   Washington Mutual, Inc. ............       4,260
  327,000   Wells Fargo Company.................      15,022
                                                  ----------
                                                     176,590
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMERCIAL SERVICES -- 0.4%
   39,100   Allied Waste Industries, Inc.(!)....  $      359
   48,400   Franklin Resources, Inc. ...........       2,150
   19,500   H & R Block, Inc. ..................         723
   61,100   Interpublic Group Companies,
              Inc. .............................       2,081
   35,300   Omnicom Group Inc. .................       2,574
    8,900   Polaroid Corporation................         120
   23,000   Quintiles Transnational
              Corporation(!)....................         367
   24,100   T. Rowe Price Associates, Inc. .....       1,131
  123,500   Waste Management, Inc. .............       2,154
                                                  ----------
                                                      11,659
                                                  ----------
            COMPUTER SERVICES -- 1.6%
  458,600   America Online Inc. ................      24,649
  124,600   Automatic Data Processing Inc. .....       8,333
   33,400   Computer Sciences Corporation(!)....       2,480
   28,100   Equifax Inc. .......................         757
   73,900   Paychex, Inc. ......................       3,880
   23,600   Sapient Corporation.................         960
                                                  ----------
                                                      41,059
                                                  ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 7.9%
   19,700   Adaptec, Inc.(!)....................         394
   64,500   Apple Computer Inc. ................       1,661
   28,800   Ceridian Corporation(!).............         808
  337,600   Compaq Computer Corporation.........       9,311
  513,800   Dell Computer Corporation(!)........      15,831
  433,000   EMC Corporation.....................      42,922
   64,000   Gateway Inc.(!).....................       2,992
  198,100   Hewlett-Packard Company.............      19,216
   59,000   IMS Health Inc. ....................       1,224
  349,700   International Business Machines
              Corporation.......................      39,341
   25,300   Lexmark International Group, Inc.,
              Class A(!)........................         949
   19,100   NCR Corporation(!)..................         722
   62,000   Network Appliance, Inc. ............       7,897
  112,200   Palm, Inc.(!).......................       5,940
    9,800   PerkinElmer, Inc. ..................       1,023
   50,700   Pitney Bowes, Inc. .................       1,999
   30,100   Sanmina Corporation.................       2,818
   45,500   Seagate Technology Inc.(!)..........       3,140
  119,500   Solectron Corporation...............       5,512
  315,100   Sun Microsystems, Inc. .............      36,788
    9,500   Tektronix, Inc. ....................         730
   62,200   Unisys Corporation(!)...............         700
  132,400   Xerox Corporation...................       1,994
                                                  ----------
                                                     203,912
                                                  ----------
            CONGLOMERATES -- 1.2%
   40,300   Dover Corporation...................       1,892
   15,000   Fluor Corporation...................         450
   36,800   Rockwell International
              Corporation.......................       1,113
   28,500   Textron Inc. .......................       1,315
   52,400   TXU Corporation.....................       2,076
  334,600   Tyco International Ltd. ............      17,357
   93,000   United Technologies Corporation.....       6,440
   20,000   Vulcan Materials Company............         804
                                                  ----------
                                                      31,447
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- 1.8%
  264,500   American Express Company............  $   16,069
  200,100   Fannie Mae..........................      14,307
   93,800   Household International, Inc. ......       5,311
  169,200   MBNA Corporation....................       6,514
   28,400   Providian Financial Corporation.....       3,607
   30,800   USA Education Inc. .................       1,484
                                                  ----------
                                                      47,292
                                                  ----------
            CONSUMER SERVICES -- 0.1%
   88,800   Costco Wholesale Corporation........       3,102
   23,200   Harrah's Entertainment Inc.(!)......         638
                                                  ----------
                                                       3,740
                                                  ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.3%
   22,100   Consolidated Stores Corporation(!)..         298
   18,600   Dillards, Inc., Class A.............         198
   65,300   Dollar General Corporation..........       1,094
   41,300   Federated Department Stores,
              Inc.(!)...........................       1,079
   51,900   J.C. Penney Company, Inc. ..........         613
   95,300   K Mart Corporation(!)...............         572
   65,500   Kohls Corporation...................       3,779
   63,100   May Department Stores Company.......       1,294
   68,100   Sears, Roebuck and Company..........       2,208
  180,700   Target Corporation..................       4,630
   42,900   Toys R Us, Inc.(!)..................         697
  887,000   Wal-Mart Stores, Inc.(++)...........      42,686
                                                  ----------
                                                      59,148
                                                  ----------
            DIVERSIFIED ELECTRONICS -- 0.1%
   61,600   LSI Logic Corporation...............       1,802
                                                  ----------
            DIVERSIFIED MANUFACTURING -- 5.6%
   16,100   Allegheny Technologies Inc. ........         292
   26,300   Bethlehem Steel Corporation(!)......          79
   16,500   Black & Decker Corporation..........         564
   12,100   Crane Company.......................         277
   28,200   Danaher Corporation.................       1,403
   61,100   Eastman Kodak Company...............       2,497
   31,200   Fortune Brands Inc. ................         827
1,967,100   General Electric Company(++)........     113,476
  209,100   Gillette Company....................       6,456
   17,500   ITT Industries, Inc. ...............         568
    9,200   Millipore Corporation...............         446
  259,800   Procter & Gamble Company............      17,407
   32,300   Sherwin-Williams Company............         690
                                                  ----------
                                                     144,982
                                                  ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.9%
   90,700   AES Corporation.....................       6,212
   27,200   Ameren Corporation..................       1,139
   63,900   American Electric Power Inc. .......       2,500
   31,700   C P&L, Inc. ........................       1,321
   31,600   CINergy Corporation.................       1,045
   21,800   CMS Energy Corporation..............         587
   42,100   Consolidated Edison, Inc. ..........       1,437
   29,700   Constellation Energy................       1,478
   47,200   Dominion Resources, Inc. ...........       2,741
   73,100   Duke Energy Corporation.............       6,267
   64,700   Edison International................       1,250
   44,300   Entergy Corporation.................       1,650
   45,400   FirstEnergy Corporation.............       1,223

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR --
              (CONTINUED)
   19,600   Florida Progress Corporation........  $    1,038
   35,300   FPL Group Inc. .....................       2,321
   24,100   GPU, Inc. ..........................         782
   76,600   P G & E Corporation.................       1,853
   33,700   PECO Energy Company.................       2,041
   16,800   Pinnacle West Capital Corporation...         855
   28,700   PPL Corporation.....................       1,198
   42,600   Public Service Enterprise Group.....       1,904
  128,800   Southern Company....................       4,177
   34,900   Unicom Corporation..................       1,961
   67,400   Xcel Energy Inc.(!).................       1,854
                                                  ----------
                                                      48,834
                                                  ----------
            ELECTRICAL EQUIPMENT -- 0.4%
   45,200   Conexant Systems Inc. ..............       1,893
   84,800   Emerson Electric Company............       5,681
   39,000   Molex Inc. .........................       2,123
   11,500   Thomas & Betts Corporation..........         201
   18,600   W.W. Grainger Inc. .................         489
                                                  ----------
                                                      10,387
                                                  ----------
            ENERGY -- MISCELLANEOUS -- 0.2%
   15,800   Columbia Energy Group...............       1,122
   25,300   Devon Energy Corporation............       1,522
   58,400   Reliant Energy Inc. ................       2,715
                                                  ----------
                                                       5,359
                                                  ----------
            FINANCE -- MISCELLANEOUS -- 0.7%
  144,700   Associates First Capital
              Corporation.......................       5,499
   39,000   Capital One Financial Corporation...       2,732
   22,700   Countrywide Credit Industries,
              Inc. .............................         857
  138,000   Freddie Mac.........................       7,460
   56,400   Synovus Financial Corporation.......       1,195
   52,100   The CIT Group, Inc. ................         912
                                                  ----------
                                                      18,655
                                                  ----------
            FOOD AND DRUG STORES -- 0.4%
   84,000   Albertson's Inc. ...................       1,764
   98,700   Safeway, Inc.(!)....................       4,608
   26,300   Supervalu Inc. .....................         396
  164,000   The Kroger Company(!)...............       3,700
   28,000   Winn-Dixie Stores Inc. .............         403
                                                  ----------
                                                      10,871
                                                  ----------
            FOOD PRODUCTS -- 1.4%
  125,600   Archer-Daniels-Midland Company......       1,083
   55,100   Bestfoods...........................       4,009
   83,600   Campbell Soup Company...............       2,163
  105,900   ConAgra Inc. .......................       2,125
   56,700   General Mills Inc. .................       2,013
   69,000   H.J. Heinz Company..................       2,557
   27,200   Hershey Foods Corporation...........       1,472
   80,600   Kellogg Company.....................       1,950
   64,800   Nabisco Group Holdings
              Corporation.......................       1,847
   26,300   Quaker Oats Company.................       2,081
   61,000   Ralston Purina Group................       1,445
  172,700   Sara Lee Corporation................       3,508

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            FOOD PRODUCTS -- (CONTINUED)
   66,200   SYSCO Corporation...................  $    3,066
  113,500   Unilever NV, ADR....................       5,476
   22,600   Wm. Wrigley Jr. Company.............       1,692
                                                  ----------
                                                      36,487
                                                  ----------
            HEALTH SERVICES -- 0.5%
  110,800   HCA - The Healthcare Company........       4,114
   76,600   HEALTHSOUTH Corporation(!)..........         622
   33,000   Humana Inc.(!)......................         355
   20,300   Manor Care, Inc.(!).................         318
   56,400   McKesson HBOC, Inc. ................       1,724
   62,500   Tenet Healthcare Corporation........       2,273
   31,900   UnitedHealth Group Inc.(!)..........       3,150
   12,500   Wellpoint Health Networks Inc.(!)...       1,200
                                                  ----------
                                                      13,756
                                                  ----------
            HEAVY MACHINERY -- 0.5%
    4,300   Briggs & Stratton Corporation.......         163
   68,700   Caterpillar Inc. ...................       2,320
   18,500   Cooper Industries Inc. .............         652
    8,200   Cummins Engine Company, Inc. .......         245
   46,600   Deere & Company.....................       1,549
   59,900   Illinois Tool Works, Inc. ..........       3,348
   32,000   Ingersoll-Rand Company..............       1,084
   12,300   McDermott International Inc. .......         135
   24,500   Pall Corporation....................         488
   22,200   Parker Hannifin Corporation.........         749
   34,400   Thermo Electron Corporation(!)......         894
   12,000   Timken Company......................         164
                                                  ----------
                                                      11,791
                                                  ----------
            HOUSEHOLD PRODUCTS -- 0.7%
   11,100   Alberto-Culver Company, Class B.....         320
   47,200   Avon Products, Inc. ................       1,929
  114,100   Colgate-Palmolive Company...........       5,386
   19,800   International Flavors & Fragrances,
              Inc. .............................         361
  106,900   Kimberly-Clark Corporation..........       5,966
   52,900   Newell Rubbermaid Inc. .............       1,207
   46,600   The Clorox Company..................       1,844
                                                  ----------
                                                      17,013
                                                  ----------
            HOUSING AND FURNISHING -- 0.2%
    8,300   Armstrong Holdings..................          99
   11,700   Centex Corporation..................         376
    9,600   Kaufman & Broad Home Corporation....         259
   39,000   Leggett and Platt Incorporated......         617
   90,800   Masco Corporation...................       1,691
   15,400   Maytag Corporation..................         478
   11,400   Owens Corning.......................          30
    8,000   Pulte Corporation...................         264
   17,100   Stanley Works.......................         394
   14,200   Whirlpool Corporation...............         552
                                                  ----------
                                                       4,760
                                                  ----------
            INSURANCE -- 3.5%
   28,000   Aetna Life and Casualty Company.....       1,626
   52,700   Aflac, Inc. ........................       3,376
  145,800   Allstate Corporation................       5,067
   50,200   American General Corporation........       3,916
  459,500   American International Group,
              Inc. .............................      43,967
   50,600   Aon Corporation.....................       1,986

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            INSURANCE -- (CONTINUED)
   34,700   Chubb Corporation...................  $    2,746
   31,300   CIGNA Corporation...................       3,268
   32,000   Cincinnati Financial Corporation....       1,136
   64,600   Conseco Inc. .......................         493
   44,500   Hartford Financial Services Group,
              Inc. .............................       3,246
   20,500   Jefferson-Pilot Corporation.........       1,391
   37,900   Lincoln National Corporation
              Ltd. .............................       1,824
   19,600   Loews Corporation...................       1,634
   53,900   Marsh & McLennan Companies Inc. ....       7,155
   19,500   MBIA Inc. ..........................       1,387
   21,100   MGIC Investment Corporation.........       1,290
   14,600   Progressive Corporation.............       1,195
   25,300   SAFECO Corporation..................         689
   44,400   The St. Paul Companies, Inc. .......       2,189
   25,300   Torchmark Corporation...............         704
   47,800   UnumProvident Corporation...........       1,303
                                                  ----------
                                                      91,588
                                                  ----------
            INTEGRATED OIL -- 4.9%
   17,900   Amerada Hess Corporation............       1,198
   48,300   Anadarko Petroleum Corporation......       3,210
   24,300   Apache Corporation..................       1,437
   42,800   Burlington Resources Inc. ..........       1,576
  129,600   Chevron Corporation.................      11,048
  123,700   Conoco, Inc. .......................       3,332
  691,900   Exxon Mobil Corporation(++).........      61,666
   18,700   Kerr-McGee Corporation..............       1,239
   73,300   Occidental Petroleum Corporation....       1,599
   50,600   Phillips Petroleum Company..........       3,175
  425,900   Royal Dutch Petroleum Company.......      25,527
   17,300   Sunoco, Inc. .......................         466
  109,500   Texaco Inc. ........................       5,749
   41,800   Transocean Sedco Forex Inc. ........       2,451
   48,200   Unocal Corporation..................       1,708
   62,000   USX-Marathon Group Inc. ............       1,759
                                                  ----------
                                                     127,140
                                                  ----------
            INVESTMENT SERVICES -- 2.2%
   21,400   Bear Stearns Companies Inc. ........       1,348
  274,200   Charles Schwab Corporation..........       9,734
   24,100   Lehman Brothers Holdings Inc. ......       3,561
  159,500   Merrill Lynch & Company Inc. .......      10,527
  223,400   Morgan Stanley Dean Witter &
              Company...........................      20,428
   44,100   Northern Trust Corporation..........       3,919
   29,400   Paine Webber Group, Inc. ...........       2,003
   32,000   State Street Corporation............       4,160
   44,600   Stilwell Financial, Inc.(!).........       1,940
                                                  ----------
                                                      57,620
                                                  ----------
            LODGING AND RECREATION -- 0.5%
   17,300   Brunswick Corporation...............         316
  117,100   Carnival Corporation................       2,884
  144,200   Cendant Corporation(!)..............       1,568
   24,300   Darden Restaurants Inc. ............         506
   60,100   Harley-Davidson Inc. ...............       2,877
   34,200   Hasbro, Inc. .......................         391
   73,200   Hilton Hotels Corporation...........         846
   47,700   Marriott International Inc., Class
              A.................................       1,738
   84,700   Mattel, Inc. .......................         948

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
   25,600   Sabre Holdings Corporation(!).......  $      741
   29,000   Tricon Global Restaurants Inc. (!)..         888
                                                  ----------
                                                      13,703
                                                  ----------
            MEDICAL DEVICES AND SUPPLIES -- 3.6%
  307,800   Abbott Laboratories.................      14,640
   10,600   Bausch & Lomb Inc. .................         413
   58,000   Baxter International Inc. ..........       4,629
   50,300   Becton Dickinson & Company..........       1,330
   35,300   Biomet, Inc. .......................       1,236
   80,700   Boston Scientific Corporation(!)....       1,327
   10,100   C.R. Bard, Inc. ....................         427
   55,200   Cardinal Health, Inc. ..............       4,868
   60,900   Guidant Corporation(!)..............       4,305
  276,100   Johnson & Johnson...................      25,935
  237,900   Medtronic, Inc. ....................      12,326
   41,400   PE Corp-PE Biosystems Group.........       4,823
  257,700   Pharmacia Corporation...............      15,509
   16,700   St. Jude Medical Inc.(!)............         852
                                                  ----------
                                                      92,620
                                                  ----------
            METALS AND MINING -- 0.7%
   43,500   Alcan Aluminium Ltd.................       1,259
  172,000   Alcoa Inc. .........................       4,354
   78,600   Barrick Gold Corporation............       1,199
   30,400   Freeport-McMoran Copper & Gold,
              Inc.(!)...........................         268
   52,200   Homestake Mining Company............         271
   36,100   Inco Limited(!).....................         582
   78,500   Minnesota Mining & Manufacturing
              Company...........................       7,153
   33,400   Newmont Mining Corporation..........         568
   31,800   Niagara Mohawk Holdings Inc.(!).....         501
   16,100   Nucor Corporation...................         485
   15,600   Phelps Dodge Corporation............         651
   65,000   Placer Dome Inc. ...................         613
   17,600   USX-U.S. Steel Group Inc. ..........         267
   17,000   Worthington Industries, Inc. .......         159
                                                  ----------
                                                      18,330
                                                  ----------
            NATURAL GAS DISTRIBUTION -- 1.0%
   42,600   Coastal Corporation.................       3,158
    5,400   Eastern Enterprises.................         345
   46,100   El Paso Energy Corporation..........       2,841
  146,800   Enron Corporation...................      12,862
   26,700   KeySpan Corporation.................       1,071
    5,800   Oneok Inc. .........................         231
    7,000   Peoples Energy Corporation..........         234
   40,500   Sempra Energy.......................         843
   87,900   Williams Companies, Inc. ...........       3,714
                                                  ----------
                                                      25,299
                                                  ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 6.8%
  140,200   ADC Telecommunications, Inc. .......       3,770
1,409,400   Cisco Systems, Inc.(++).............      77,870
   31,000   Comverse Technology, Inc. ..........       3,348
   58,400   Corning Inc. .......................      17,345
  185,900   JDS Uniphase Corporation............      17,602
  663,200   Lucent Technologies, Inc. ..........      20,269

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- (CONTINUED)
  593,200   Nortel Networks Corporation.........  $   35,332
   31,600   Scientific-Atlanta, Inc. ...........       2,011
                                                  ----------
                                                     177,547
                                                  ----------
            OILFIELD SERVICES -- 0.7%
   65,700   Baker Hughes Inc. ..................       2,439
   88,500   Halliburton Company.................       4,331
   18,700   Rowan Companies, Inc.(!)............         542
  113,200   Schlumberger Ltd. ..................       9,318
   28,700   Tosco Corporation...................         895
                                                  ----------
                                                      17,525
                                                  ----------
            PACKAGING AND CONTAINERS -- 0.1%
   22,200   Avery-Dennison Corporation..........       1,029
    5,800   Ball Corporation....................         184
   10,600   Bemis Company, Inc. ................         341
   25,000   Crown Cork & Seal Company, Inc. ....         267
   29,000   Owens-Illinois, Inc.(!).............         268
   33,600   Pactiv Corporation(!)...............         376
   16,600   Sealed Air Corporation(!)...........         751
   11,500   Tupperware Corporation..............         207
                                                  ----------
                                                       3,423
                                                  ----------
            PAPER AND FOREST PRODUCTS -- 0.4%
   11,400   Boise Cascade Corporation...........         303
   40,700   Fort James Corporation..............       1,244
   33,900   Georgia-Pacific Corporation.........         797
   96,000   International Paper Company.........       2,753
   20,700   Louisiana Pacific Corporation.......         190
   20,400   Mead Corporation....................         477
    5,600   Potlatch Corporation................         177
   10,100   Temple-Inland Inc. .................         383
   20,000   Westvaco Corporation................         534
   43,700   Weyerhaeuser Company................       1,764
   21,700   Willamette Industries Inc. .........         608
                                                  ----------
                                                       9,230
                                                  ----------
            PHARMACEUTICALS -- 7.1%
   26,100   Allergan, Inc. .....................       2,204
   22,900   ALZA Corporation(!).................       1,981
  258,900   American Home Products
              Corporation.......................      14,644
  204,200   Amgen Inc. .........................      14,259
   29,400   Biogen, Inc.(!).....................       1,793
  390,300   Bristol-Myers Squibb Company........      22,296
  224,300   Eli Lilly and Company...............      18,196
   41,700   MedImmune Inc. .....................       3,221
  456,900   Merck & Company, Inc.(++)...........      34,010
1,253,900   Pfizer Inc. ........................      56,348
  290,900   Schering-Plough Corporation.........      13,527
   20,300   Watson Pharmaceutical, Inc.(!)......       1,317
                                                  ----------
                                                     183,796
                                                  ----------
            PUBLISHING AND ADVERTISING -- 0.6%
   12,800   American Greetings Corporation,
              Class A...........................         224
   14,400   Deluxe Corporation..................         293
   17,400   Dow Jones & Company Inc. ...........       1,053
   32,200   Dun & Bradstreet Corporation........       1,109
   52,400   Gannett Company, Inc. ..............       2,776
   14,500   Harcourt General Inc. ..............         856

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            PUBLISHING AND ADVERTISING --
              (CONTINUED)
   15,000   Knight-Ridder Inc. .................  $      762
   38,700   McGraw-Hill Companies, Inc. ........       2,460
   10,100   Meredith Corporation................         298
   33,200   New York Times Company, Class A.....       1,305
   24,200   R.R. Donnelley & Sons Company.......         594
   61,200   Tribune Company.....................       2,670
   14,600   Young and Rubicam Inc. .............         723
                                                  ----------
                                                      15,123
                                                  ----------
            RAILROADS, TRUCKING AND SHIPPING --
              0.4%
   29,800   AMR Corporation(!)..................         974
   80,300   Burlington Northern Santa Fe
              Inc. .............................       1,731
   43,400   CSX Corporation.....................         947
   56,600   FedEx Corporation(!)................       2,509
   76,100   Norfolk Southern Corporation........       1,113
   11,800   Ryder System Inc. ..................         218
   49,200   Union Pacific Corporation...........       1,913
                                                  ----------
                                                       9,405
                                                  ----------
            RESTAURANTS -- 0.4%
  262,300   McDonald's Corporation..............       7,919
   37,200   Starbucks Corporation(!)............       1,490
   22,500   Wendy's International Inc. .........         451
                                                  ----------
                                                       9,860
                                                  ----------
            SEMICONDUCTORS -- 5.6%
   61,900   Advanced Micro Devices..............       1,462
   90,000   Agilent Technologies Inc.(!)........       4,404
   79,200   Altera Corporation..................       3,782
   70,600   Analog Devices, Inc. ...............       5,829
  161,100   Applied Materials, Inc. ............       9,555
   44,100   Broadcom Corporation, Class A.......      10,749
1,333,400   Intel Corporation(++)...............      55,419
   36,900   KLA-Tencor Corporation..............       1,520
   61,800   Linear Technology Corporation.......       4,002
   56,100   Maxim Integrated Products...........       4,513
  112,100   Micron Technology, Inc. ............       5,157
  433,100   Motorola, Inc. .....................      12,235
   35,300   National Semiconductor
              Corporation(!)....................       1,421
   26,000   Novellus Systems Inc. ..............       1,211
   34,400   Teradyne, Inc.(!)...................       1,204
  343,300   Texas Instruments Inc. .............      16,199
   65,300   Xilinx, Inc. .......................       5,591
                                                  ----------
                                                     144,253
                                                  ----------
            SOFTWARE -- 6.2%
   23,800   Adobe Systems Inc. .................       3,695
   11,400   Autodesk, Inc. .....................         289
   49,000   BMC Software, Inc.(!)...............         937
   36,600   Cabletron Systems, Inc.(!)..........       1,075
   36,900   Citrix Systems, Inc. ...............         740
  117,400   Computer Associates International
              Inc. .............................       2,957
   72,500   Compuware Corporation(!)............         607
   30,600   Convergys Corporation(!)............       1,190
   92,600   Electronic Data Systems
              Corporation.......................       3,843
   80,500   First Data Corporation..............       3,145
   15,900   Mercury Interactive Corporation.....       2,492
1,045,100   Microsoft Corporation(!)............      63,032
   64,500   Novell Inc.(!)......................         641
  559,000   Oracle Corporation..................      44,021

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            SOFTWARE -- (CONTINUED)
   54,100   Parametric Technology
              Corporation(!)....................  $      592
   55,500   Peoplesoft, Inc.(!).................       1,551
   82,700   Siebel Systems, Inc. ...............       9,206
   79,800   VERITAS Software Corporation........      11,332
  109,100   Yahoo! Inc. ........................       9,928
                                                  ----------
                                                     161,273
                                                  ----------
            SPECIALTY STORES -- 2.2%
   56,100   Bed Bath & Beyond, Inc. ............       1,368
   41,100   Best Buy Company, Inc.(!)...........       2,615
   40,800   Circuit City Stores-Circuit City
              Group.............................         938
   77,600   CVS Corporation.....................       3,594
  168,800   Gap Inc. ...........................       3,397
  459,900   Home Depot Inc. ....................      24,404
   85,700   Limited Inc. .......................       1,891
    7,500   Longs Drug Stores Corporation.......         143
   76,000   Lowe's Companies Inc. ..............       3,411
   25,900   Nordstrom Inc. .....................         403
   60,700   Office Depot, Inc.(!)...............         474
   36,900   RadioShack Corporation..............       2,385
   90,200   Staples Inc.(!).....................       1,280
   28,800   Tiffany & Company...................       1,111
   58,100   TJX Companies Inc. .................       1,307
  200,600   Walgreen Company....................       7,610
                                                  ----------
                                                      56,331
                                                  ----------
            TELECOMMUNICATIONS SERVICES -- 5.5%
   38,600   American Power Conversion
              Corporation(!)....................         741
   16,100   Andrew Corporation(!)...............         422
  372,200   BellSouth Corporation...............      14,981
   27,900   CenturyTel, Inc. ...................         760
  174,900   Global Crossing, Ltd.(!)............       5,422
  151,200   Nextel Communications, Inc. ........       7,069
  148,000   QUALCOMM Inc. ......................      10,545
  329,800   Qwest Communications
              International, Inc.(!)............      15,851
  673,200   SBC Communications Inc. ............      33,659
  184,400   Sprint Corporation (PCS Group)......       6,466
   81,400   Tellabs, Inc.(!)....................       3,887
  539,800   Verizon Communications..............      26,146
  570,600   WorldCom, Inc.(!)...................      17,332
                                                  ----------
                                                     143,281
                                                  ----------
            TOBACCO -- 0.5%
  447,300   Philip Morris Companies Inc. .......      13,167
   32,200   UST Inc. ...........................         737
                                                  ----------
                                                      13,904
                                                  ----------
            UTILITIES -- MISCELLANEOUS -- 1.2%
   62,700   ALLTEL Corporation..................       3,272
  746,000   AT&T Corporation....................      21,915
   28,300   DTE Energy Company..................       1,082


                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            UTILITIES -- MISCELLANEOUS --
            (continued)

    9,100   NICOR Inc. .........................  $      329
  175,700   Sprint Corporation (FON Group)......       5,150
                                                  ----------
                                                      31,748
                                                  ----------
            TOTAL COMMON STOCKS
              (Cost $1,940,902).................   2,507,722
                                                  ----------
            CONVERTIBLE PREFERRED STOCK -- 0.0%+
            (Cost $0)++
            PACKAGING AND CONTAINERS -- 0.0%+
        1   Sealed Air Corporation++............           0
                                                  ----------
            RIGHTS -- 0.0%+
            (Cost $0)++
        4   United States Surgical Rights++.....           0
                                                  ----------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 6.0%
156,078   Nations Cash Reserves#........             156,078
                                                  ----------
          TOTAL INVESTMENT COMPANIES
            (Cost $156,078)....................      156,078
                                                  ----------
          TOTAL INVESTMENTS
          (Cost $2,096,980*)............  102.5%   2,663,800
                                                  ----------
          OTHER ASSETS AND
            LIABILITIES (NET)...........  (2.5)%
          Receivable for Fund shares sold......   $      713
          Dividends receivable.................        2,322
          Interest receivable..................          222
          Receivable for variation margin......          434
          Collateral on securities loaned......      (64,883)
          Payable for Fund shares redeemed.....       (1,211)
          Investment advisory fee payable......         (146)
          Administration fee payable...........         (506)
          Shareholder servicing and
            distribution fees payable..........           (6)
          Due to custodian.....................           (7)
          Payable for investment securities
            purchased..........................       (1,491)
          Accrued Trustees' fees and
            expenses...........................          (47)
          Accrued expenses and other
            liabilities........................         (340)
                                                  ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................      (64,946)
                                                  ----------
          NET ASSETS....................  100.0%  $2,598,854
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LargeCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income.............................   $      644
          Accumulated net realized loss on
            investments sold and futures
            contracts..........................      (38,096)
          Net unrealized appreciation of
            investments and futures
            contracts..........................      563,608
          Paid-in capital......................    2,072,698
                                                  ----------
          NET ASSETS...........................   $2,598,854
                                                  ==========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($2,567,991,975 / 92,679,410 shares
            outstanding).......................       $27.71
                                                      ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($30,861,592 / 1,119,619
            shares outstanding)................       $27.56
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $566,820 on investment securities was comprised of gross appreciation of $664,797 and gross depreciation of $97,977 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $2,096,980.

(!)  Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

 +   Amount represents less than 0.1%.

 ++  Amount represents less than $500.

 >   Affiliated security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $64,883.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 99.0%
            AEROSPACE AND DEFENSE -- 1.2%
  91,900    Boeing Company.........................  $  5,790
   3,700    Northrop Grumman Corporation...........       336
                                                     --------
                                                        6,126
                                                     --------
            AIRLINES -- 0.1%
  13,500    Delta Air Lines, Inc. .................       599
                                                     --------
            APPAREL AND TEXTILES -- 0.1%
   6,200    Nike, Inc., Class B....................       248
   2,900    Springs Industries Inc., Class A.......        82
                                                     --------
                                                          330
                                                     --------
            AUTOMOTIVE -- 0.8%
  64,200    Ford Motor Company(!)..................     1,625
  18,300    General Motors Corporation.............     1,190
  13,000    Johnson Controls Inc. .................       691
  12,600    PACCAR, Inc. ..........................       467
   8,500    Visteon Corporation....................       129
                                                     --------
                                                        4,102
                                                     --------
            BEVERAGES -- 2.0%
  50,600    Anheuser-Busch Companies, Inc. ........     2,141
  69,000    Coca-Cola Company(++)..................     3,804
  31,200    Coca-Cola Enterprises Inc. ............       497
  53,900    PepsiCo, Inc. .........................     2,479
  18,000    Seagram Company Ltd. ..................     1,034
                                                     --------
                                                        9,955
                                                     --------
            BROADCASTING AND CABLE -- 3.4%
  38,800    Clear Channel Communications, Inc.(!)..     2,192
  36,600    Comcast Corporation, Class A(!)........     1,498
  89,500    Time Warner Inc. ......................     7,004
  62,100    Viacom Inc., Class B(!)................     3,633
  80,900    Walt Disney Company....................     3,094
                                                     --------
                                                       17,421
                                                     --------
            CHEMICALS -- BASIC -- 1.0%
  10,700    Dow Chemical Company...................       267
  26,800    E.I. duPont de Nemours and Company.....     1,111
  10,000    FMC Corporation(!).....................       671
  31,200    Mallinckrodt Group Inc. ...............     1,423
  46,000    Union Carbide Corporation..............     1,736
                                                     --------
                                                        5,208
                                                     --------
            COMMERCIAL BANKING -- 6.6%
  69,000    AmSouth Bancorporation.................       863
  94,500    Chase Manhattan Corporation............     4,365
 186,666    Citigroup Inc.(++).....................    10,091
  49,300    First Security Corporation.............       804
 104,000    FleetBoston Financial Corporation......     4,056
  16,200    Golden West Financial Corporation......       869
  26,300    J.P. Morgan & Company Inc. ............     4,297
  11,700    KeyCorp................................       296
  62,800    Mellon Financial Corporation...........     2,912
  13,700    PNC Bank Corporation...................       891
  16,900    SouthTrust Corporation.................       531
  84,100    Wells Fargo Company....................     3,863
                                                     --------
                                                       33,838
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMERCIAL SERVICES -- 0.3%
  70,500    Allied Waste Industries, Inc.(!).......  $    648
  11,800    Interpublic Group Companies, Inc. .....       402
   3,600    Omnicom Group Inc. ....................       263
  11,200    Waste Management, Inc. ................       195
                                                     --------
                                                        1,508
                                                     --------
            COMPUTER SERVICES -- 1.2%
 143,400    4Front Technologies, Inc.(!)...........     2,609
  40,500    America Online Inc. ...................     2,177
  11,100    Automatic Data Processing Inc. ........       742
  15,300    Paychex, Inc. .........................       803
                                                     --------
                                                        6,331
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 8.1%
   7,300    Adaptec, Inc.(!).......................       146
  35,200    Apple Computer Inc. ...................       906
 104,400    Dell Computer Corporation(!)...........     3,217
  81,100    EMC Corporation........................     8,039
  40,300    Hewlett-Packard Company................     3,909
  67,700    International Business Machines
              Corporation..........................     7,616
   9,900    Lexmark International Group, Inc.,
              Class A(!)...........................       371
  12,000    Network Appliance, Inc. ...............     1,529
  21,803    Palm, Inc.(!)..........................     1,154
  43,800    Pitney Bowes, Inc. ....................     1,727
  61,845    Seagate Technology Inc.(!).............     4,267
   7,200    Silicon Graphics, Inc.(!)..............        30
   9,800    Solectron Corporation..................       452
  63,100    Sun Microsystems, Inc. ................     7,367
  20,300    Unisys Corporation(!)..................       228
                                                     --------
                                                       40,958
                                                     --------
            CONGLOMERATES -- 1.8%
  30,100    Dover Corporation......................     1,413
   5,900    Rockwell International Corporation.....       178
 115,000    Tyco International Ltd.(++)............     5,966
  20,900    United Technologies Corporation........     1,447
                                                     --------
                                                        9,004
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 2.1%
   9,800    American Express Company...............       595
  70,100    Fannie Mae.............................     5,012
  11,800    Household International, Inc. .........       668
  19,300    MBNA Corporation.......................       743
  20,800    Providian Financial Corporation........     2,642
  23,100    USA Education Inc. ....................     1,113
                                                     --------
                                                       10,773
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 2.4%
  32,700    Federated Department Stores, Inc.(!)...       854
  74,900    Target Corporation.....................     1,919
 190,900    Wal-Mart Stores, Inc. .................     9,188
                                                     --------
                                                       11,961
                                                     --------
            DIVERSIFIED ELECTRONICS -- 0.1%
  19,900    LSI Logic Corporation..................       582
                                                     --------
            DIVERSIFIED MANUFACTURING -- 5.1%
   5,600    Black & Decker Corporation.............       191
  22,700    Eastman Kodak Company..................       928
  13,500    Energizer Holdings Inc.(!).............       331

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- (CONTINUED)
 376,500    General Electric Company(++)...........  $ 21,719
  27,600    Procter & Gamble Company...............     1,849
  52,200    Sherwin-Williams Company...............     1,116
                                                     --------
                                                       26,134
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.4%
  19,900    Constellation Energy...................       990
  30,300    Duke Energy Corporation................     2,598
  13,800    Edison International...................       267
  16,600    Entergy Corporation....................       618
  67,500    FirstEnergy Corporation................     1,818
  35,700    PECO Energy Company....................     2,162
  46,700    Public Service Enterprise Group........     2,087
  32,300    Unicom Corporation.....................     1,815
                                                     --------
                                                       12,355
                                                     --------
            ELECTRICAL EQUIPMENT -- 0.3%
  25,300    Conexant Systems Inc. .................     1,060
   6,300    Emerson Electric Company...............       422
                                                     --------
                                                        1,482
                                                     --------
            ENERGY -- MISCELLANEOUS -- 0.1%
  10,900    Reliant Energy Inc. ...................       507
                                                     --------
            FINANCE -- MISCELLANEOUS -- 0.8%
  66,100    Associates First Capital Corporation...     2,512
  28,800    Freddie Mac............................     1,557
                                                     --------
                                                        4,069
                                                     --------
            FOOD AND DRUG STORES -- 0.7%
  39,200    Safeway, Inc.(!).......................     1,830
 113,500    Supervalu Inc. ........................     1,710
                                                     --------
                                                        3,540
                                                     --------
            FOOD PRODUCTS -- 2.3%
  27,200    Bestfoods..............................     1,979
  13,000    H.J. Heinz Company.....................       482
   3,400    Kellogg Company........................        82
  47,500    Nabisco Holdings Corporation, Class A..     2,552
  98,200    Ralston Purina Group...................     2,326
  59,800    Sara Lee Corporation...................     1,215
  28,300    SYSCO Corporation......................     1,311
  33,300    Unilever NV, ADR.......................     1,607
                                                     --------
                                                       11,554
                                                     --------
            HEALTH SERVICES -- 0.6%
  33,300    UnitedHealth Group Inc.(!).............     3,288
                                                     --------
            HEAVY MACHINERY -- 0.1%
   8,700    Deere & Company........................       289
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.8%
  17,200    Alberto-Culver Company, Class B........       496
   1,500    Avon Products, Inc. ...................        61
  41,700    Colgate-Palmolive Company..............     1,968
  27,200    Kimberly-Clark Corporation.............     1,518
                                                     --------
                                                        4,043
                                                     --------
            HOUSING AND FURNISHING -- 0.3%
  29,600    Pulte Corporation......................       977
  13,500    Whirlpool Corporation..................       525
                                                     --------
                                                        1,502
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            INSURANCE -- 3.4%
   1,300    Aetna Life and Casualty Company........  $     75
  22,900    Aflac, Inc. ...........................     1,467
  68,700    American International Group, Inc.(++).     6,573
   6,800    CIGNA Corporation......................       710
  27,900    Conseco Inc. ..........................       213
  38,400    Lincoln National Corporation Ltd. .....     1,848
  48,500    Loews Corporation......................     4,044
   9,300    Marsh & McLennan Companies Inc. .......     1,235
  20,200    MGIC Investment Corporation............     1,235
                                                     --------
                                                       17,400
                                                     --------
            INTEGRATED OIL -- 5.8%
  19,500    Amerada Hess Corporation...............     1,305
   4,800    Apache Corporation.....................       284
  22,000    BP Amoco plc, ADR......................     1,166
  17,000    Chevron Corporation....................     1,449
 129,900    Exxon Mobil Corporation(++)............    11,578
  32,800    Kerr-McGee Corporation.................     2,173
  56,300    Occidental Petroleum Corporation.......     1,228
  21,900    Phillips Petroleum Company.............     1,374
  88,400    Royal Dutch Petroleum Company(++)......     5,298
  14,100    Texaco Inc. ...........................       740
  22,000    Transocean Sedco Forex Inc. ...........     1,290
  62,300    USX-Marathon Group Inc. ...............     1,768
                                                     --------
                                                       29,653
                                                     --------
            INVESTMENT SERVICES -- 3.0%
  50,100    Charles Schwab Corporation.............     1,779
   2,900    Lehman Brothers Holdings Inc. .........       428
  17,800    Merrill Lynch & Company Inc. ..........     1,175
  75,500    Morgan Stanley Dean Witter & Company...     6,904
  17,400    Northern Trust Corporation.............     1,546
  41,200    Paine Webber Group, Inc. ..............     2,807
   6,100    State Street Corporation...............       793
                                                     --------
                                                       15,432
                                                     --------
            LODGING AND RECREATION -- 0.9%
   9,300    Brunswick Corporation..................       170
  12,500    Carnival Corporation...................       308
  61,700    Cendant Corporation(!).................       671
  46,000    Darden Restaurants Inc. ...............       957
  12,700    Harley-Davidson Inc. ..................       608
  16,500    Hilton Hotels Corporation..............       191
  49,100    Tricon Global Restaurants Inc.(!)......     1,503
                                                     --------
                                                        4,408
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 2.9%
  62,800    Abbott Laboratories....................     2,987
  47,600    Baxter International Inc. .............     3,800
  11,200    Becton Dickinson & Company.............       296
  14,300    Cardinal Health, Inc. .................     1,261
  35,400    Johnson & Johnson......................     3,325
  19,300    Medtronic, Inc. .......................     1,000
   8,200    PE Corp-PE Biosystems Group............       955
  17,800    Pharmacia Corporation..................     1,071
                                                     --------
                                                       14,695
                                                     --------
            METALS AND MINING -- 1.3%
  15,900    Alcan Aluminium Ltd. ..................       460
  59,900    Alcoa Inc. ............................     1,516
  12,400    Barrick Gold Corporation...............       189

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
  10,400    Homestake Mining Company...............  $     54
  11,000    Inco Limited(!)........................       177
  43,700    Minnesota Mining & Manufacturing
              Company..............................     3,983
   7,800    Newmont Mining Corporation.............       133
                                                     --------
                                                        6,512
                                                     --------
            NATURAL GAS DISTRIBUTION -- 0.3%
   6,500    Enron Corporation......................       570
   4,800    Peoples Energy Corporation.............       160
  17,800    Williams Companies, Inc. ..............       752
                                                     --------
                                                        1,482
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 6.9%
  94,700    ADC Telecommunications, Inc. ..........     2,547
 272,400    Cisco Systems, Inc. ...................    15,050
   6,200    Comverse Technology, Inc. .............       670
  10,900    Corning Inc. ..........................     3,237
  36,900    JDS Uniphase Corporation...............     3,494
  94,600    Lucent Technologies, Inc. .............     2,891
 115,000    Nortel Networks Corporation............     6,850
   6,700    Scientific-Atlanta, Inc. ..............       426
                                                     --------
                                                       35,165
                                                     --------
            OILFIELD SERVICES -- 0.5%
  13,100    Baker Hughes Inc. .....................       486
  22,400    Schlumberger Ltd. .....................     1,844
                                                     --------
                                                        2,330
                                                     --------
            PACKAGING AND CONTAINERS -- 0.1%
   4,100    Sealed Air Corporation(!)..............       186
  23,500    Tupperware Corporation.................       423
                                                     --------
                                                          609
                                                     --------
            PAPER AND FOREST PRODUCTS -- 0.3%
     173    International Paper Company............         5
  11,200    Temple-Inland Inc. ....................       424
  31,600    Weyerhaeuser Company...................     1,276
                                                     --------
                                                        1,705
                                                     --------
            PHARMACEUTICALS -- 7.3%
  10,200    Allergan, Inc. ........................       861
  10,500    American Home Products Corporation.....       594
  41,200    Amgen Inc. ............................     2,877
  85,500    Bristol-Myers Squibb Company...........     4,884
  13,200    Eli Lilly and Company..................     1,071
 119,000    Merck & Company, Inc. .................     8,858
 345,700    Pfizer Inc. ...........................    15,535
  51,600    Schering-Plough Corporation............     2,399
                                                     --------
                                                       37,079
                                                     --------
            PUBLISHING AND ADVERTISING -- 0.3%
  25,200    Dow Jones & Company Inc. ..............     1,525
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.4%
  13,800    Burlington Northern Santa Fe Inc. .....       298
   3,700    FedEx Corporation(!)...................       164
  13,900    Ryder System Inc. .....................       256
  33,900    Union Pacific Corporation..............     1,318
                                                     --------
                                                        2,036
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            RESTAURANTS -- 0.4%
 137,900    Buffets Inc.(!)........................  $  1,896
                                                     --------
            SEMICONDUCTORS -- 5.0%
  15,400    Agilent Technologies Inc.(!)...........       754
  14,300    Analog Devices, Inc. ..................     1,181
  26,200    Applied Materials, Inc. ...............     1,554
 280,800    Intel Corporation(++)..................    11,670
  11,000    KLA-Tencor Corporation.................       453
  28,400    Micron Technology, Inc. ...............     1,306
   1,000    MIPS Technologies, Inc.(!).............        39
 124,500    Motorola, Inc. ........................     3,517
  22,000    Teradyne, Inc.(!)......................       770
  67,000    Texas Instruments Inc. ................     3,162
  13,000    Xilinx, Inc. ..........................     1,113
                                                     --------
                                                       25,519
                                                     --------
            SOFTWARE -- 6.3%
   5,100    Adobe Systems Inc. ....................       792
   8,800    Cabletron Systems, Inc.(!).............       259
  15,300    Citrix Systems, Inc. ..................       307
  33,900    Computer Associates International
              Inc. ................................       854
  52,700    Electronic Data Systems Corporation....     2,187
  23,700    First Data Corporation.................       926
 210,000    Microsoft Corporation(!)...............    12,665
 195,700    Mynd Corporation(!)....................     2,642
  12,800    Novell Inc.(!).........................       127
 112,200    Oracle Corporation.....................     8,835
  10,900    Peoplesoft, Inc.(!)....................       305
  21,200    Yahoo! Inc. ...........................     1,929
                                                     --------
                                                       31,828
                                                     --------
            SPECIALTY STORES -- 2.1%
   8,800    Bed Bath & Beyond, Inc. ...............       215
  30,300    Best Buy Company, Inc.(!)..............     1,928
  21,200    Circuit City Stores - Circuit City
              Group................................       488
  40,900    Gap Inc. ..............................       823
  89,800    Home Depot Inc. .......................     4,764
   6,000    Limited Inc. ..........................       132
  21,700    Lowe's Companies Inc. .................       974
  29,600    Office Depot, Inc.(!)..................       231
  13,300    TJX Companies Inc. ....................       299
  22,500    Walgreen Company.......................       854
                                                     --------
                                                       10,708
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 5.6%
 127,800    BellSouth Corporation..................     5,144
  39,500    Global Crossing, Ltd.(!)...............     1,225
  29,600    Nextel Communications, Inc. ...........     1,384
  29,600    QUALCOMM Inc. .........................     2,109
  35,800    Qwest Communications International,
              Inc.(!)..............................     1,721
 123,200    SBC Communications Inc.(++)............     6,159
  34,800    Sprint Corporation (PCS Group).........     1,220
 125,500    Verizon Communications(++).............     6,079
 109,800    WorldCom, Inc.(!)......................     3,335
                                                     --------
                                                       28,376
                                                     --------
            TOBACCO -- 0.6%
 111,900    Philip Morris Companies Inc. ..........     3,294
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            UTILITIES -- MISCELLANEOUS -- 0.9%
   1,600    ALLTEL Corporation.....................  $     84
 122,200    AT&T Corporation(++)...................     3,589
  33,400    Sprint Corporation (FON Group).........       979
                                                     --------
                                                        4,652
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $292,358)......................   503,763
                                                     --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 3.4%
              (Cost $17,371)
  17,371    Nations Cash Reserves#.................    17,371
                                                     --------


          TOTAL INVESTMENTS
            (Cost $309,729*).............  102.4%   521,134
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................  (2.4)%
          Receivable for investment securities
            sold................................   $    272
          Receivable for Fund shares sold.......         12
          Dividends receivable..................        496
          Interest receivable...................         40
          Receivable for variation margin.......         94
          Unamortized organization costs........          2
          Collateral on securities loaned.......    (11,883)
          Payable for Fund shares redeemed......       (896)
          Investment advisory fee payable.......        (84)
          Administration fee payable............       (100)
          Shareholder servicing and distribution
            fees payable........................         (9)
          Due to custodian......................         (5)
          Accrued Trustees' fees and expenses...        (40)
          Accrued expenses and other
            liabilities.........................       (144)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................    (12,245)
                                                   --------
          NET ASSETS.....................  100.0%  $508,889
                                                   ========

                                                    VALUE
                                                    (000)
-----------------------------------------------------------

          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     64
          Accumulated net realized gain on
            investments sold and futures
            contracts...........................     27,840
          Net unrealized appreciation of
            investments and futures contracts...    210,355
          Paid-in capital.......................    270,630
                                                   --------
          NET ASSETS............................   $508,889
                                                   ========

          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($464,240,061 / 23,751,587 shares
            outstanding)........................     $19.55
                                                     ======
          PRIMARY B SHARES:
          Net asset value, offering and
            redemption price per share
            ($5,949 / 303 shares outstanding)...     $19.65
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($44,642,711 / 2,285,602
            shares outstanding).................     $19.53
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $211,405 on investment securities was comprised of gross appreciation of $230,717 and gross depreciation of $19,312 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $309,729.

(!)  Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $11,883.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 99.5%
            AEROSPACE AND DEFENSE -- 0.3%
  18,700    Litton Industries Inc.(!)..............  $    835
   4,300    Sequa Corporation, Class A(!)..........       183
  22,300    The Titan Corporation(!)...............       368
                                                     --------
                                                        1,386
                                                     --------
            AIRLINES -- 0.2%
  11,000    Alaska Air Group, Inc.(!)..............       264
  15,800    Atlas Air, Inc.(!).....................       668
                                                     --------
                                                          932
                                                     --------
            APPAREL AND TEXTILES -- 0.5%
  49,200    Jones Apparel Group, Inc.(!)...........     1,304
  12,500    Land's End, Inc.(!)....................       263
  23,600    Unifi, Inc.(!).........................       240
  21,800    Warnaco Group Inc. ....................        87
  20,600    Westpoint Stevens Inc. ................       252
                                                     --------
                                                        2,146
                                                     --------
            AUTOMOTIVE -- 0.5%
  29,400    ArvinMeritor, Inc. ....................       432
  10,800    Borg-Warner Automotive, Inc. ..........       358
  29,200    Federal-Mogul Corporation..............       159
  27,400    Lear Corporation(!)....................       563
  32,500    Pennzoil-Quaker State Company..........       341
  10,700    Superior Industries International......       321
                                                     --------
                                                        2,174
                                                     --------
            BROADCASTING AND CABLE -- 1.7%
  14,500    Chris-Craft Industries, Inc. ..........     1,194
  45,100    Hispanic Broadcasting Corporation......     1,257
   9,600    Media General Inc., Class A............       413
  85,300    Univision Communications, Inc.(++).....     3,188
  46,400    Westwood One, Inc. ....................       995
                                                     --------
                                                        7,047
                                                     --------
            CHEMICALS -- BASIC -- 0.5%
  13,000    Georgia Gulf Corporation...............       149
   5,800    H.B. Fuller Company....................       167
  47,500    IMC Global, Inc. ......................       688
  48,700    Lyondell Chemical Company..............       575
  18,700    Olin Corporation.......................       303
                                                     --------
                                                        1,882
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.1%
  27,400    Airgas, Inc.(!)........................       187
  19,000    Albemarle Corporation..................       384
  27,500    Cabot Corporation......................       870
  47,200    Crompton Corporation...................       372
  16,800    Cytec Industries Inc.(!)...............       561
  34,600    Ethyl Corporation......................        50
  14,400    Ferro Corporation......................       275
  22,000    Lubrizol Corporation...................       433
   8,500    Minerals Technologies Inc. ............       391
  12,200    Schulman (A.) Inc. ....................       134
  44,100    Solutia Inc. ..........................       502
  13,100    Wellman Inc. ..........................       189
                                                     --------
                                                        4,348
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMERCIAL BANKING -- 6.1%
  28,400    Associated Banc-Corp...................  $    746
  21,000    Astoria Financial Corporation..........       811
  59,900    Banknorth Group, Inc. .................     1,071
  19,700    City National Corporation..............       761
  50,100    Compass Bancshares, Inc. ..............       977
  45,300    Dime Bancorp, Inc. ....................       977
  81,700    First Security Corporation.............     1,333
  53,700    First Tennessee National Corporation...     1,097
  19,100    First Virginia Banks Inc. .............       814
  36,600    Firstmerit Corporation.................       840
   8,200    Greater Bay Bancorp....................       569
  65,900    Hibernia Corporation...................       807
  20,400    Keystone Financial Inc. ...............       444
  43,100    Marshall and Ilsley Corporation........     2,160
  29,100    Mercantile Bankshares Corporation......     1,056
  84,100    National Commerce Bancorp..............     1,677
  72,100    North Fork Bancorporation, Inc. .......     1,559
  32,900    Pacific Century Financial
              Corporation..........................       563
  20,200    Provident Financial Group, Inc. .......       593
  93,600    Sovereign Bancorp, Inc. ...............       866
  33,300    TCF Financial Corporation..............     1,253
  22,000    Webster Financial Corporation..........       593
  14,900    Westamerica Bancorporation.............       498
  13,400    Wilmington Trust Corporation...........       719
  36,000    Zions Bancorporation...................     1,841
                                                     --------
                                                       24,625
                                                     --------
            COMMERCIAL SERVICES -- 5.8%
  24,000    ACNielsen Corporation(!)...............       572
  31,100    Apollo Group Inc., Class A(!)..........     1,240
   8,600    Bandag, Incorporated...................       309
  69,400    Cintas Corporation.....................     3,022
  63,000    Comdisco, Inc. ........................     1,201
  28,800    DeVry, Inc.(!).........................     1,084
  15,700    Fastenal Company.......................       905
  51,000    Fiserv, Inc.(!)........................     3,053
  35,500    Gartner Group, Inc.(!).................       386
  10,900    Jacobs Engineering Group Inc.(!).......       439
  14,800    Kelly Services, Inc. ..................       350
  31,400    Manpower Inc. .........................     1,003
  39,900    Modis Professional Services, Inc.(!)...       207
  17,100    Navigant Consulting, Inc.(!)...........        59
  10,600    NCO Group, Inc.(!).....................       126
  29,000    Nova Corporation(!)....................       497
  20,600    Ogden Corporation(!)...................       279
  26,600    Quanta Services, Inc.(!)...............       732
  74,000    Robert Half International Inc. ........     2,566
  12,400    Rollins, Inc. .........................       184
  22,000    SEI Investment Company.................     1,556
  24,400    Sotheby's Holdings, Class A(!).........       607
  44,200    Stewart Enterprises, Inc. .............        86
  17,400    Sylvan Learning Systems, Inc.(!).......       258
  29,100    United Rental Inc.(!)..................       702
  22,500    Valassis Communications Inc.(!)........       501
  38,800    Viad Corporation.......................     1,031
  56,500    Whitman Corporation....................       653
                                                     --------
                                                       23,608
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMPUTER SERVICES -- 1.9%
  36,500    Acxiom Corporation(!)..................  $  1,159
  21,700    CSG Systems International, Inc.(!).....       629
  62,200    MarchFirst, Inc.(!)....................       976
  61,700    Quantum Corporation - DLT & Storage
              Systems(!)...........................       929
  42,100    Storage Technology Corporation(!)......       571
  54,700    Sungard Data Systems, Inc.(!)..........     2,342
  17,100    Sykes Enterprises, Incorporated(!).....        92
  29,600    Synopsys Incorporated(!)...............     1,121
                                                     --------
                                                        7,819
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.6%
  17,800    Avocent Corporation(!).................       981
  26,100    Cambridge Technology Partners,
              Inc.(!)..............................       114
  15,600    InFocus Corporation(!).................       827
  78,700    Jabil Circuit, Inc.(++)................     4,465
  32,600    Miller (Herman) Inc. ..................     1,045
  31,800    Reynolds & Reynolds Company, Class A...       632
  60,000    SCI Systems, Inc.(++)..................     2,460
  31,900    Sensormatic Electronics
              Corporation(!).......................       479
  56,800    Symbol Technologies, Inc.(++)..........     2,041
  22,000    Tech Data Corporation(!)...............       941
  11,300    The Standard Register Company..........       181
  16,700    Wallace Computer Services, Inc. .......       255
                                                     --------
                                                       14,421
                                                     --------
            CONGLOMERATES -- 1.6%
  37,100    Galileo International, Inc. ...........       575
  11,300    Granite Construction...................       274
  20,100    Pentair, Inc. .........................       538
  43,400    Scana Corporation......................     1,340
  52,400    Shaw Industries, Inc. .................       969
  14,900    Southdown, Inc. .......................     1,062
  13,100    SPX Corporation(!).....................     1,859
                                                     --------
                                                        6,617
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 0.3%
  42,200    Greenpoint Financial Corporation.......     1,250
                                                     --------
            CONSUMER SERVICES -- 0.3%
  31,300    Callaway Golf Company..................       481
  39,300    The Dial Corporation...................       457
  17,700    Valspar Corporation....................       407
                                                     --------
                                                        1,345
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 0.6%
  19,300    American Eagle Outfitters, Inc.(!).....       608
  19,600    Neiman Marcus Group Inc., Class A(!)...       636
   9,200    Payless Shoesource Inc.(!).............       515
  58,500    Saks, Inc.(!)..........................       578
                                                     --------
                                                        2,337
                                                     --------
            DIVERSIFIED ELECTRONICS -- 3.2%
  32,700    Alliant Energy Corporation.............       961
   9,500    Black Hills Corporation................       267
   9,300    Cleco Corporation......................       435
  29,500    Diebold, Inc. .........................       784
  54,700    DPL Inc. ..............................     1,627
  11,100    DSP Group, Inc.(!).....................       415
  28,600    Harris Corporation.....................       813

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- (CONTINUED)
  13,500    Hawaiian Electric Industries, Inc. ....  $    471
  25,100    Hubbell Incorporated...................       629
  30,000    International Game Technology(!).......     1,009
  25,600    Kansas City Power & Light Company......       683
  53,000    Waters Corporation.....................     4,716
                                                     --------
                                                       12,810
                                                     --------
            DIVERSIFIED MANUFACTURING -- 1.8%
  12,700    Albany International Corporation, Class
              A(!).................................       152
  12,500    Carlisle Companies Incorporated........       519
  18,800    Donaldson Company, Inc. ...............       414
  39,600    Energizer Holdings Inc.(!).............       969
  18,800    Federal Signal Corporation.............       374
  16,600    Harsco Corporation.....................       366
  12,400    Kaydon Corporation.....................       285
  16,200    Lancaster Colony Corporation...........       398
  19,400    Martin Marietta Materials, Inc. .......       743
  12,100    Modine Manufacturing Company...........       341
   2,200    NCH Corporation........................        78
  13,400    Nordson Corporation....................       381
  21,400    Pittson Brink's Group..................       332
  11,600    Stewart & Stevenson Services, Inc. ....       202
   7,900    Tecumseh Products Company..............       331
  15,800    Teleflex Incorporated..................       543
  18,400    USG Corporation........................       461
  15,800    York International Corporation.........       393
                                                     --------
                                                        7,282
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 8.1%
  45,700    Allegheny Energy, Inc. ................     1,745
  30,800    Allete(!)..............................       681
  57,100    Calpine Corporation....................     5,959
  36,800    Conectiv, Inc. ........................       658
  24,500    DQE Inc. ..............................       983
 128,200    Dynegy Inc. ...........................     7,306
  54,100    Energy East Corporation................     1,224
  15,600    Idacorp, Inc. .........................       722
  53,700    LG&E Energy Corporation................     1,312
  50,200    Nisource Inc. .........................     1,224
  61,600    Northeast Utilities Company............     1,336
  22,300    NSTAR..................................       898
  32,300    OGE Energy Corporation.................       688
  47,000    Potomac Electric Power Company.........     1,184
  16,400    Public Service Company of New Mexico...       424
  35,400    Puget Sound Energy Inc. ...............       898
  32,500    Sierra Pacific Resources...............       585
  52,000    TECO Energy, Inc. .....................     1,495
  43,800    The Montana Power Company..............     1,462
  38,400    UtiliCorp United Inc. .................       994
  25,300    Vectren Corporation....................       514
  28,700    Western Resources, Inc. ...............       621
                                                     --------
                                                       32,913
                                                     --------
            ELECTRICAL EQUIPMENT -- 0.1%
  13,300    AMETEK, Inc. ..........................       282
   9,600    Magnetek, Inc.(!)......................       102
                                                     --------
                                                          384
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- 0.5%
  35,500    Ipalco Enterprises, Inc. ..............  $    812
  50,500    Wisconsin Energy Corporation...........     1,007
                                                     --------
                                                        1,819
                                                     --------
            FINANCE -- MISCELLANEOUS -- 1.1%
  57,200    Clayton Homes Inc. ....................       572
  88,100    Concord EFS, Inc.(!)...................     3,129
  25,400    Finova Group, Inc. ....................       184
  12,900    Investment Technology Group Inc.(!)....       515
                                                     --------
                                                        4,400
                                                     --------
            FOOD AND DRUG STORES -- 0.1%
  19,100    Ruddick Corporation....................       265
                                                     --------
            FOOD PRODUCTS -- 1.8%
  14,700    Dean Foods Company.....................       489
  23,100    Dole Food Company......................       347
  11,700    Dreyer's Grand Ice Cream Inc. .........       252
  41,400    Flowers Industries Inc. ...............       807
  58,100    Hormel Foods Corporation...............       969
  43,700    IBP, Inc. .............................       800
   7,800    International Multifoods Corporation...       136
  27,300    Interstate Bakeries Corporation........       399
  10,000    J.M. Smucker Company(!)................       243
  12,000    Lance, Inc. ...........................       117
  28,300    McCormick and Company, Inc. ...........       842
  11,500    Suiza Foods Corporation(!).............       583
  93,200    Tyson Foods Incorporated, Class A......       932
  20,200    Universal Foods Corporation............       412
                                                     --------
                                                        7,328
                                                     --------
            HEALTH SERVICES -- 3.0%
  21,700    Apria Healthcare Group Inc.(!).........       302
  23,700    Covance Inc.(!)........................       194
  24,200    Edwards Lifesciences Corporation(!)....       528
  15,700    Express Scripts Inc., Class A(!).......     1,134
  20,100    First Health Group Corporation(!)......       648
  50,700    Foundation Health Systems, Class A(!)..       843
 100,600    Health Management Associates, Inc.,
              Class A(!)...........................     2,094
  22,100    Lincare Holdings Inc.(!)...............       634
  38,200    Omnicare, Inc. ........................       616
  34,700    Oxford Health Plans(!).................     1,066
  14,500    Pacificare Health Systems Inc.(!)......       505
  18,900    Quest Diagnostics Inc.(!)..............     2,169
  29,500    Quorum Health Group Inc.(!)............       384
  15,600    Trigon Healthcare, Inc.(!).............       820
                                                     --------
                                                       11,937
                                                     --------
            HEAVY MACHINERY -- 0.3%
  24,700    Agco Corporation.......................       293
  15,500    Flowserve Corporation..................       255
  14,700    Imation Corporation(!).................       274
  12,600    Kennametal Inc. .......................       324
                                                     --------
                                                        1,146
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.2%
  19,900    Blyth Industries, Inc. ................       467
  15,800    Church & Dwight Company, Inc. .........       290
                                                     --------
                                                          757
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            HOUSING AND FURNISHING -- 1.0%
  28,900    American Standard Companies Inc.(!)....  $  1,285
  20,600    Furniture Brands International,
              Inc.(!)..............................       342
  24,900    Hon Industries Inc. ...................       613
  25,500    Lennar Corporation.....................       757
  22,000    Mohawk Industries Inc.(!)..............       480
  43,600    RPM Inc. ..............................       395
                                                     --------
                                                        3,872
                                                     --------
            INSURANCE -- 2.7%
  22,000    Allmerica Financial Corporation(!).....     1,407
  28,900    AMBAC Financial Group, Inc. ...........     2,116
  24,300    American Financial Group, Inc. ........       563
  19,000    Everest Re Group Ltd. .................       941
  16,800    Horace Mann Educators Corporation......       275
  12,000    HSB Group, Inc. .......................       482
  19,100    Mony Group Inc.(!).....................       762
  24,900    Ohio Casualty Corporation..............       158
  48,600    Old Republic International
              Corporation..........................     1,169
  18,300    PMI Group, Inc. .......................     1,240
  26,700    Protective Life Corporation............       798
  10,300    Ryerson Tull Inc. .....................        97
  28,300    Unitrin, Inc. .........................       897
                                                     --------
                                                       10,905
                                                     --------
            INTEGRATED OIL -- 1.7%
  22,400    AGL Resources Inc. ....................       449
  18,700    Murphy Oil Corporation.................     1,212
  23,100    Noble Affiliates, Inc. ................       858
  69,100    Ocean Energy Inc.(!)...................     1,067
  41,100    Pioneer Natural Resources Company(!)...       583
  33,200    Questar Corporation....................       923
  36,000    Ultramar Diamond Shamrock
              Corporation..........................       914
  25,500    Valero Energy Corporation..............       897
                                                     --------
                                                        6,903
                                                     --------
            INVESTMENT SERVICES -- 1.7%
  34,100    A.G. Edwards, Inc. ....................     1,784
 124,200    E*TRADE Group, Inc.(!).................     2,041
  25,300    Legg Mason Inc. .......................     1,471
  26,800    Roslyn Bancorp, Inc. ..................       600
  34,000    Waddell & Reed Financial, Inc. ........     1,054
                                                     --------
                                                        6,950
                                                     --------
            LODGING AND RECREATION -- 1.0%
  22,000    International Speedway Corporation.....       858
  32,400    Mandalay Resorts Group(!)..............       830
 124,400    Park Place Entertainment
              Corporation(!).......................     1,882
  32,600    Six Flags, Inc.(!).....................       505
                                                     --------
                                                        4,075
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 2.8%
  11,400    Acuson Corporation(!)..................       259
  12,300    Beckman Coulter, Inc. .................       949
  21,400    DENTSPLY International Inc. ...........       748
  25,900    Hillenbrand Industries, Inc. ..........     1,159
  26,500    Minimed Inc. ..........................     2,368
  29,400    PSS World Medical, Inc.(!).............       107
  27,900    Steris Corporation(!)..................       335
  80,900    Stryker Corporation....................     3,474

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES --
             (CONTINUED)
  43,600    Sybron International Corporation(!)....  $  1,046
  25,100    VISX Inc.(!)...........................       676
                                                     --------
                                                       11,121
                                                     --------
            METALS AND MINING -- 0.5%
  45,400    AK Steel Holding Corporation...........       426
   9,100    Carpenter Technology Corporation.......       265
   4,400    Cleveland-Cliffs Inc. .................       101
   2,800    Maxxam Inc.(!).........................        56
  20,600    Precision Castparts Corporation........       790
  18,700    UCAR International Inc.(!).............       237
                                                     --------
                                                        1,875
                                                     --------
            NATURAL GAS DISTRIBUTION -- 0.8%
  24,300    Hanover Compressor Company.............       800
  37,400    MCN Energy Group Inc. .................       959
  16,300    National Fuel Gas Company..............       914
  19,200    Washington Gas Light Company...........       516
                                                     --------
                                                        3,189
                                                     --------
            NATURAL GAS PIPELINES -- 0.5%
  47,300    Kinder Morgan Inc. ....................     1,936
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 1.6%
 146,400    3Com Corporation(!)....................     2,809
  16,000    ADTRAN, Inc.(!)........................       681
  29,400    Polycom, Inc. .........................     1,969
  25,500    Powerwave Technologies, Inc. ..........       968
                                                     --------
                                                        6,427
                                                     --------
            OILFIELD SERVICES -- 5.3%
  34,400    BJ Services Company(!).................     2,103
  22,000    Cooper Cameron Corporation(!)..........     1,621
  57,200    ENSCO International Inc. ..............     2,188
  72,700    Global Marine Inc.(!)..................     2,245
  44,900    Grant Prideco Inc.(!)..................       985
  20,700    Helmerich & Payne, Inc. ...............       748
  60,500    Nabors Industries, Inc.(!).............     3,169
  55,200    Noble Drilling Corporation(!)..........     2,774
  20,900    Smith International, Inc.(!)...........     1,705
  23,100    Tidewater Inc. ........................     1,051
  38,500    Varco International, Inc.(!)...........       801
  45,000    Weatherford International, Inc.(!).....     1,935
                                                     --------
                                                       21,325
                                                     --------
            PACKAGING AND CONTAINERS -- 0.2%
  21,400    Longview Fibre Company.................       257
  41,200    Sonoco Products Company................       744
                                                     --------
                                                        1,001
                                                     --------
            PAPER AND FOREST PRODUCTS -- 0.7%
  20,800    Bowater Incorporated...................       966
   6,300    Chesapeake Corporation.................       121
  33,100    Georgia - Pacific Corporation (Timber
              Group)...............................       890
  17,500    P.H. Glatfelter Company................       212
  11,300    Rayonier Inc. .........................       406
  21,300    Wausau-Mosinee Paper Corporation.......       165
                                                     --------
                                                        2,760
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            PHARMACEUTICALS -- 8.1%
  55,800    Bergen Brunswig Corporation............  $    652
  18,700    Carter-Wallace, Inc. ..................       457
  75,700    Chiron Corporation(!)(++)..............     3,407
  36,100    Forest Laboratories, Inc.(!)(++).......     4,140
  35,800    Genzyme Corporation(!).................     2,441
  19,400    Gilead Sciences, Inc.(!)...............     2,128
  32,900    ICN Pharmaceuticals Incorporated.......     1,094
  18,600    IDEC Pharmaceuticals Corporation.......     3,262
  26,500    Incyte Pharmaceuticals, Inc. ..........     1,090
  65,700    IVAX Corporation.......................     3,022
  38,900    Millennium Pharmaceuticals, Inc. ......     5,682
  51,700    Mylan Laboratories, Inc. ..............     1,393
  30,400    Perrigo Company(!).....................       208
  30,300    Sepracor Inc.(!).......................     3,717
                                                     --------
                                                       32,693
                                                     --------
            PUBLISHING AND ADVERTISING -- 1.8%
  48,800    A.H. Belo Corporation..................       900
  10,300    Banta Corporation......................       251
  28,100    Harte-Hanks, Inc. .....................       766
  12,700    Houghton Mifflin Company...............       498
  18,200    Lee Enterprises, Incorporated..........       526
  43,600    Readers Digest Association, Inc. ......     1,540
   7,000    Scholastic Corporation(!)..............       557
   3,900    The Washington Post Company............     2,058
                                                     --------
                                                        7,096
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.1%
  20,300    Airborne Freight Corporation...........       207
  10,200    Arnold Industries, Inc. ...............       172
  17,500    C.H. Robinson Worldwide, Inc. .........       987
  20,100    CNF Transportation Inc. ...............       447
  19,700    GATX Corporation.......................       825
  14,600    J.B. Hunt Transport Services, Inc.(!)..       186
  12,600    Newport News Shipbuilding Inc. ........       547
  26,200    Swift Transportation Company, Inc.(!)..       342
  15,700    Trinity Industries, Inc. ..............       367
  20,400    Wisconsin Central Transportation
              Corporation(!).......................       215
                                                     --------
                                                        4,295
                                                     --------
            RESTAURANTS -- 0.7%
  14,700    Bob Evans Farms, Inc. .................       272
  27,000    Brinker International, Inc.(!).........       813
  23,600    CBRL Group Inc.(!).....................       339
  10,600    Lone Star Steakhouse & Saloon..........        78
  32,300    Outback Steakhouse, Inc.(!)............       877
  10,000    Papa John's International Inc.(!)......       251
                                                     --------
                                                        2,630
                                                     --------
            SEMICONDUCTORS -- 9.4%
  40,500    Arrow Electronics, Inc.(!).............     1,380
 190,900    Atmel Corporation(++)..................     2,899
  37,800    Avnet, Inc. ...........................     1,073
  27,300    Cirrus Logic, Inc.(!)..................     1,101
  20,600    Credence Systems Corporation...........       618
  50,000    Cypress Semiconductor Corporation(!)...     2,078
  43,100    Intergrated Device Technology,
              Inc.(!)..............................     3,900
  25,400    International Rectifier
              Corporation(!).......................     1,284
  20,500    Lattice Semiconductor Corporation(!)...     1,102

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  34,900    Micrel Inc. ...........................  $  2,338
  49,200    Microchip Technology Inc. .............     1,627
  26,700    Nvidia Corporation.....................     2,186
  37,200    QLogic Corporation.....................     3,273
  17,600    Sawtek, Inc.(!)........................       678
  27,000    Semtech Corporation....................     1,164
  33,800    TranSwitch Corporation.................     2,155
  32,400    TriQuint Semiconductor, Inc. ..........     1,181
  57,200    Vishay Intertechnology, Inc.(++).......     1,759
  74,400    Vitesse Semiconductor Corporation(++)..     6,616
                                                     --------
                                                       38,412
                                                     --------
            SOFTWARE -- 7.5%
  20,500    Affiliated Computer Services, Inc.(!)..     1,022
 102,000    Cadence Design Systems, Inc.(!)........     2,620
  31,000    Checkfree Corporation(!)...............     1,299
  26,000    DST Systems, Inc.(!)...................     3,055
  53,800    Electronic Arts Inc. ..................     2,656
  14,400    GTECH Holdings Corporation(!)..........       239
 117,600    Informix Corporation(!)................       485
  84,300    Intuit Inc.(++)........................     4,805
  28,800    Keane Inc.(!)..........................       501
  36,000    Legato Systems Inc.(!).................       484
  21,600    Macromedia Inc.(!).....................     1,746
  26,600    Mentor Graphics Corporation(!).........       627
  14,700    Mynd Corporation(!)....................       198
  57,100    Network Associates, Inc.(!)............     1,292
  77,300    Rational Software Corporation(++)......     5,362
  15,000    Structural Dynamics Research
              Corporation(!).......................       246
  36,900    Sybase, Inc.(!)........................       849
  25,300    Symantec Corporation(!)................     1,113
  13,700    Transaction Systems Architects,
              Inc.(!)..............................       223
  30,000    Wind River Systems(!)..................     1,438
                                                     --------
                                                       30,260
                                                     --------
            SPECIALTY STORES -- 2.6%
  41,700    Abercrombie & Fitch Company(!).........       795
  26,600    Barnes & Noble, Inc.(!)................       524
  30,300    BJ's Wholesale Club, Inc.(!)...........     1,034
  32,500    Borders Group Inc.(!)..................       453
  36,200    CDW Computer Centers, Inc. ............     2,497
  21,200    Claire's Stores, Inc. .................       382
  44,500    Dollar Tree Stores, Inc. ..............     1,804
  70,900    Family Dollar Stores...................     1,365
  46,800    OfficeMax, Inc.(!).....................       167
  34,400    Ross Stores, Inc. .....................       495
  23,000    Williams-Sonoma, Inc.(!)...............       799
                                                     --------
                                                       10,315
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 1.7%
  15,700    Antec Corporation(!)...................       463
  89,300    Broadwing Inc.(!)......................     2,283
  21,200    CommScope, Inc.(!).....................       519
  13,800    L-3 Communications Holdings, Inc.(!)...       780
  24,800    Telephone and Data Systems, Inc. ......     2,745
                                                     --------
                                                        6,790
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            TOBACCO -- 0.4%
  42,200    R.J. Reynolds Tobacco Holdings,
              Inc. ................................  $  1,361
  11,700    Universal Corporation..................       344
                                                     --------
                                                        1,705
                                                     --------
            UTILITIES -- MISCELLANEOUS -- 0.5%
  16,700    Alexander & Baldwin, Inc. .............       434
  40,600    American Water Works Company, Inc. ....     1,119
  14,000    Overseas Shipholding Group, Inc. ......       383
                                                     --------
                                                        1,936
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $327,742)......................   401,449
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 13.5%
            (Cost $54,656)
 54,656   Nations Cash Reserves#................     54,656
                                                   --------
          TOTAL INVESTMENTS
            (Cost $382,398*).............   113.0%  456,105
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (13.0)%
          Receivable for investment securities
            sold................................   $    235
          Dividends receivable..................        310
          Interest receivable...................         24
          Receivable for variation margin.......         48
          Collateral on securities loaned.......    (51,948)
          Investment advisory fee payable.......        (15)
          Administration fee payable............        (76)
          Due to custodian......................       (116)
          Payable for investment securities
            purchased...........................       (754)
          Accrued Trustees' fees and expenses...         (4)
          Accrued expenses and other
            liabilities.........................        (82)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................    (52,378)
                                                   --------
          NET ASSETS.....................   100.0% $403,727
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     47
          Accumulated net realized gain on
            investments sold and futures
            contracts...........................     21,722
          Net unrealized appreciation of
            investments and futures contracts...     73,702
          Paid-in capital.......................    308,256
                                                   --------
          NET ASSETS............................   $403,727
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($403,717,988 / 37,421,369 shares
            outstanding)........................     $10.79
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($8,534 / 789 shares
            outstanding)........................     $10.82
                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $73,707 on investment securities was comprised of gross appreciation of $114,653 and gross depreciation of $40,946 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $382,398.

 (!) Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $51,948.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.2%
            AEROSPACE AND DEFENSE -- 0.8%
  15,700    AAR Corporation........................  $    180
   5,300    Alliant Techsystems Inc.(!)............       435
  14,700    BE Aerospace, Inc.(!)..................       237
  24,700    GenCorp Inc. ..........................       201
  21,900    Orbital Sciences Corporation(!)........       183
  18,000    Teledyne Technologies Inc.(!)..........       524
                                                     --------
                                                        1,760
                                                     --------
            AIRLINES -- 0.8%
  12,300    Atlantic Coast Airlines Holdings,
              Inc.(!)..............................       396
  12,300    Forward Air Corporation(!).............       433
  18,900    Mesa Air Group, Inc.(!)................       103
   8,200    Midwest Express Holdings, Inc.(!)......       165
  16,000    SkyWest, Inc. .........................       820
                                                     --------
                                                        1,917
                                                     --------
            APPAREL AND TEXTILES -- 1.4%
   7,800    Ashworth Inc.(!).......................        61
  10,600    Brown Shoe Company, Inc. ..............        97
  14,900    Cone Mills Corporation(!)..............        67
  12,000    G & K Services, Inc., Class A..........       337
  11,200    Guilford Mills, Inc. ..................        21
   3,800    Haggar Corporation.....................        48
  10,600    Hancock Fabrics Inc. ..................        53
  17,200    Hartmarx Corporation(!)................        52
   8,200    J. Baker Inc. .........................        37
   5,900    K-Swiss Inc. ..........................       133
  13,900    Kellwood Company.......................       254
  18,200    Nautica Enterprises Inc.(!)............       235
   7,100    Oshkosh B'Gosh Inc. ...................       108
   4,500    Oxford Industries Inc. ................        80
  15,900    Phillips-Van Heusen Corporation........       164
  13,100    Quiksilver, Inc.(!)....................       252
  25,100    Stride Rite Corporation................       127
  23,400    Timberland Company, Class A(++)........       960
   8,100    Wet Seal, Inc.(!)......................       127
                                                     --------
                                                        3,213
                                                     --------
            AUTOMOTIVE -- 1.6%
  11,500    Aaron Rents, Inc. .....................       148
  31,500    Copart, Inc. ..........................       437
  43,100    Gentex Corporation(!)(++)..............     1,078
  12,500    Group 1 Automotive, Inc.(!)............       136
  14,800    Intermet Corporation...................       107
  26,100    Mascotech, Inc. .......................       432
   9,000    Midas, Inc. ...........................       126
  12,600    Myers Industries Inc. .................       160
   9,700    Oshkosh Truck Corporation..............       376
  10,400    Simpson Industries.....................       127
   6,600    Spartan Motors Inc. ...................        21
   7,300    Standard Motor Products, Inc. .........        58
  12,400    TBC Corporation(!).....................        60
  20,400    Tenneco Automotive Inc. ...............       106
  12,100    Titan International Inc. ..............        70
  27,600    Tower Automotive Inc.(!)...............       259
                                                     --------
                                                        3,701
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            BEVERAGES -- 0.6%
  11,500    Beringer Wine Estates Holdings,
              Inc.(!)..............................  $    639
   5,100    Coca-Cola Bottling Company.............       214
  10,700    Constellation Brands, Inc.(!)..........       581
                                                     --------
                                                        1,434
                                                     --------
            BROADCASTING AND CABLE -- 0.1%
   7,000    4Kids Entertainment Inc.(!)............       118
                                                     --------
            CHEMICALS -- BASIC -- 0.3%
  14,600    Cambrex Corporation....................       540
  15,200    Mississippi Chemical Corporation.......        61
                                                     --------
                                                          601
                                                     --------
            CHEMICALS -- SPECIALTY -- 1.5%
  12,900    Arch Chemicals Inc. ...................       235
   5,800    Chemed Corporation.....................       185
   8,900    ChemFirst Inc. ........................       185
  13,500    Lilly Industries Inc., Class A.........       398
  18,200    MacDermid, Inc. .......................       382
  13,900    OM Group, Inc. ........................       607
  23,100    Omnova Solutions Inc. .................       128
   4,300    Penford Corporation....................        67
  56,300    PolyOne Corporation(!).................       412
   5,100    Quaker Chemical Corporation............        87
  16,300    Scotts Company, Class A(!).............       546
   7,900    TETRA Technologies Inc.(!).............       120
                                                     --------
                                                        3,352
                                                     --------
            COMMERCIAL BANKING -- 6.3%
  23,200    Centura Banks Inc. ....................       889
  15,500    Chittenden Corporation.................       398
  18,100    Commerce Bancorp, Inc.(++).............     1,053
  32,900    Commercial Federal Corporation.........       629
  26,100    Community First Bankshares, Inc. ......       458
  30,300    Cullen Frost Bankers Inc. .............       985
  16,400    Downey Financial Corporation...........       648
  23,900    First Midwest Bancorp, Inc. ...........       636
  15,600    Firstbank Corporation..................       381
   6,700    GBC Bancorp............................       228
  28,200    Hudson United Bancorp..................       779
  25,800    Imperial Bancorp.......................       493
  17,400    Investors Financial Services
              Corporation(++)......................     1,098
  13,500    MAF Bancorp Inc. ......................       336
  16,100    Provident Bankshares Corporation.......       270
  12,100    Queens County Bancorp Inc. ............       349
  16,500    Riggs National Corporation.............       202
  28,200    Silicon Valley Bancshares..............     1,643
  25,100    South Financial Group, Inc. ...........       317
  16,600    Southwest Bancorp of Texas(!)..........       543
  21,100    Staten Island Bancorp, Inc. ...........       422
  22,900    Susquehanna Bancshares Inc. ...........       349
  31,200    TrustCo Bank Corporation NY............       384
  24,400    United Bankshares Inc. ................       479
  13,200    Whitney Holding Corporation............       479
                                                     --------
                                                       14,448
                                                     --------
            COMMERCIAL SERVICES -- 5.3%
  13,200    ABM Industries Incorporated............       359
   7,900    Administaff, Inc.(!)...................       598
  11,800    ADVO Inc.(!)...........................       389
  32,400    Brightpoint, Inc.(!)...................       163

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMERCIAL SERVICES -- (CONTINUED)
   3,700    Butler Manufacturing Company...........  $     85
  32,200    Catalina Marketing Corporation(++).....     1,213
  11,100    CDI Corporation(!).....................       178
  21,300    Central Parking Corporation............       422
  23,500    ChoicePoint Inc.(++)...................     1,078
  12,200    Computer Task Group Inc. ..............        38
  28,800    eLoyalty Corporation(!)................       367
   9,000    F.Y.I. Incorporated(!).................       336
  19,000    Factset Research Systems Inc. .........       714
  10,800    Florida Rock Industries................       426
  12,000    Franklin Covey Company(!)..............        88
  11,200    Heidrick & Struggles International,
              Inc.(!)..............................       575
   8,900    IMCO Recycling Inc. ...................        53
   6,800    Insurance Auto Auctions Inc.(!)........       110
  24,400    Labor Ready, Inc.(!)...................       102
  12,300    MAXIMUS, Inc.(!).......................       272
   9,500    Memberworks Incorporated(!)............       312
  19,100    National Data Corporation..............       627
  14,200    Pegasus Solutions Inc.(!)..............       278
  13,100    Prepaid Legal Services Inc.(!).........       423
   9,900    SCP Pool Corporation...................       293
   8,200    Startek, Inc.(!).......................       238
  23,100    Tetra Tech Inc.(!).....................       660
  29,000    The Profit Recovery Group
              International, Inc.(!)...............       286
  29,000    True North Communications(++)..........     1,037
   9,500    URS Corporation(!).....................       126
   8,800    Volt Information Sciences Inc.(!)......       189
  15,700    Watsco Inc. ...........................       162
                                                     --------
                                                       12,197
                                                     --------
            COMPUTER SERVICES -- 0.5%
  13,200    Analysts International Corporation.....        95
   6,600    CACI International, Inc.(!)............       141
   8,400    Fair, Issac and Company Inc. ..........       360
  12,800    Gerber Scientific Inc. ................       110
   8,900    QRS Corporation(!).....................       134
   9,700    Zixit Corporation(!)...................       296
                                                     --------
                                                        1,136
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  22,900    Avant Corporation(!)...................       418
  13,200    Brady Corporation......................       399
  13,400    Exabyte Corporation(!).................       151
  14,500    Hutchinson Technology, Inc.(!).........       305
  16,900    Information Resources, Inc.(!).........       115
   7,200    Kronos Inc.(!).........................       216
  10,000    Micros Systems, Inc.(!)................       151
   3,500    Nashua Corporation.....................        30
  29,100    Pinnacle Systems, Inc. ................       327
   9,900    Radisys Corporation(!).................       501
  53,600    S3 Inc.(!).............................       553
   9,200    Standard Microsystems Corporation(!)...       201
  17,700    Zebra Technologies Corporation(!)(++)..       850
                                                     --------
                                                        4,217
                                                     --------
            CONGLOMERATES -- 1.2%
  16,200    Apogee Enterprises, Inc. ..............        92
  24,400    Dycom Industries, Inc.(++).............     1,016
  14,500    Insituform Technologies Inc., Class
              A(!).................................       488

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            CONGLOMERATES -- (CONTINUED)
  10,400    The Shaw Group Inc.(!).................  $    733
  12,800    Triarc Companies(!)....................       315
                                                     --------
                                                        2,644
                                                     --------
            CONSTRUCTION -- 0.2%
  30,500    Washington Group International,
              Inc.(!)..............................       349
                                                     --------
            CONSUMER SERVICES -- 1.2%
   5,100    Angelica Corporation...................        49
   7,400    Building Materials Holding
              Corporation(!).......................        66
  17,200    Edgewater Technology, Inc.(!)..........        90
  20,700    Fedders Corporation....................        80
  13,500    Kaman Corporation......................       170
  35,300    La-Z-Boy Inc. .........................       515
   7,900    New England Business Service, Inc. ....       143
  13,400    On Assignment, Inc.(!).................       421
   8,800    Royal Appliance Manufacturing
              Company(!)...........................        52
  11,700    Russ Berrie & Company Inc. ............       231
  37,200    Spherion Corporation(!)................       445
  13,000    The Kroll-O'Gara Company(!)............        78
   9,000    Thomas Industries Inc. ................       182
  24,200    Wolverine World Wide...................       225
                                                     --------
                                                        2,747
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 0.6%
  17,100    Ames Department Stores(!)..............        99
  15,000    Cash America Investments Inc. .........       110
  10,200    Chico's FAS, Inc.(!)...................       347
   7,200    Factory 2-U Stores Inc.(!).............       220
  23,700    Regis Corporation......................       355
  17,300    ShopKo Stores, Inc.(!).................       179
                                                     --------
                                                        1,310
                                                     --------
            DIVERSIFIED ELECTRONICS -- 3.7%
  17,200    Aeroflex, Inc. ........................       837
   7,500    Analogic Corporation...................       288
  21,600    Anixter International Inc.(!)..........       629
  22,100    Artesyn Technologies, Inc.(!)..........       644
  13,100    Audiovox Corporation(!)................       197
  11,100    Benchmark Electronics Inc.(!)..........       577
  16,000    BMC Industries, Inc. ..................       110
  17,600    Checkpoint Systems Inc.(!).............       133
  16,200    CTS Corporation(!).....................       820
  12,900    Dionex Corporation(!)..................       356
  10,100    Esterline Technologies Corporation(!)..       199
  20,000    Harman International Industries........       782
  13,100    Helix Technology Corporation...........       391
   8,900    Itron Inc.(!)..........................        55
  16,600    Kent Electronics Corporation(!)........       396
  20,700    Methode Electronics Inc.(!)............       918
  15,900    Pioneer Standard Electronics...........       216
  20,500    Robotic Vision Systems, Inc.(!)........       122
  13,600    Trimble Navigation Limited(!)..........       304
  22,000    Valence Technology, Inc.(!)............       380
                                                     --------
                                                        8,354
                                                     --------
            DIVERSIFIED MANUFACTURING -- 4.0%
  13,600    A. O. Smith Corporation................       171
  10,900    Barnes Group Inc. .....................       200
  14,200    Belden Inc. ...........................       335
  18,100    Birmingham Steel Corporation...........        49

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- (CONTINUED)
  14,100    CLARCOR Inc. ..........................  $    275
   9,900    Cross (A.T.) Company(!).................       53
   9,500    CUNO Incorporated(!)....................      211
  22,300    Delta and Pine Land Company............       573
   6,700    Dixie Group Inc.(!).....................       26
  11,400    Elcor Corporation......................       165
  17,300    Griffon Corporation(!)..................      131
   8,600    Innovex Inc. ..........................       117
   4,900    Insteel Industries, Inc. ..............        20
   9,500    Ionics Inc.(!)..........................      202
  11,300    JAKKS Pacific, Inc.(!)..................      106
   5,700    Lawson Products........................       138
  32,700    Lennox International Inc. .............       307
   8,900    Libbey Inc. ...........................       277
   9,200    Lydall Inc.(!)..........................      105
   9,600    Meade Instruments Corporation(!)........      194
  21,400    Plexus Corporation(++)..................    1,509
   6,900    Republic Group Incorporated............       127
  17,800    Roper Industries, Inc. ................       591
   9,900    Scott Technologies, Inc.(!).............      175
   7,000    Simpson Manufacturing Company,
              Inc.(!)...............................      313
  11,400    Specialty Equipment Companies,
              Inc.(!)...............................      281
   7,400    SPS Technologies Inc.(!)................      359
   7,300    Standex International Corporation......       141
  15,700    Sturm, Ruger & Company Inc. ...........       129
  22,100    Tredegar Industries, Inc. .............       383
  24,600    Vicor Corporation(!)(++).................   1,335
  15,400    Watts Industries, Inc. ................       154
                                                     --------
                                                        9,152
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
   4,300    Bangor Hydro-Electric Company..........       104
   6,700    Central Vermont Public Services........        68
   9,800    CH Energy Group, Inc. .................       391
   3,200    Green Mountain Power Corporation.......        24
   8,400    UIL Holdings Corporation...............       433
  18,900    UniSource Energy Corporation...........       309
                                                     --------
                                                        1,329
                                                     --------
            ELECTRICAL EQUIPMENT -- 1.2%
  22,800    APW Limited(!)(++).......................   1,112
  15,300    C&D Technologies, Inc. ................       868
  11,800    Cohu, Inc. ............................       181
   8,000    Intermagnetics General Corporation.....       213
   6,100    Park Electrochemical Corporation.......       339
                                                     --------
                                                        2,713
                                                     --------
            ENERGY -- MISCELLANEOUS -- 1.0%
  27,500    Avista Corporation.....................       619
  19,200    Barrett Resources Corporation(!)........      726
   7,600    NUI Corporation........................       229
  19,000    Systems & Computer Technology
              Corporation(!)........................      334
  15,800    UGI Corporation........................       383
                                                     --------
                                                        2,291
                                                     --------
            EXPLORATION AND PRODUCTION -- 0.5%
  10,200    Nuevo Energy Company(!).................      187
   9,900    Patina Oil and Gas Corporation.........       198

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
  14,600    Southwestern Energy Company............  $    128
  10,800    Stone Energy Corporation(!).............      594
                                                     --------
                                                        1,107
                                                     --------
            FINANCE -- MISCELLANEOUS -- 1.0%
  44,100    AmeriCredit Corporation(!)(++)...........   1,271
  13,500    Anchor Bancorp Wisconsin Inc. .........       212
  30,300    Washington Federal, Inc. ..............       689
                                                     --------
                                                        2,172
                                                     --------
            FOOD AND DRUG STORES -- 0.8%
  28,800    Casey's General Stores, Inc. ..........       374
  23,100    Fleming Companies Inc. ................       302
   6,700    Nash-Finch Company.....................        70
  22,300    The Great Atlantic & Pacific Tea
              Company, Inc. .......................       247
  15,300    Whole Foods Market Inc.(!)..............      821
                                                     --------
                                                        1,814
                                                     --------
            FOOD PRODUCTS -- 1.9%
   5,700    Agribrands International, Inc.(!).......      249
  10,700    American Italian Pasta Company(!).......      205
  38,800    Chiquita Brands International Inc. ....       121
  20,500    Corn Products International Inc. ......       466
  24,600    Earthgrains Company....................       454
  16,900    Hain Celestial Group, Inc.(!)...........      594
   5,000    J & J Snack Foods Corporation(!)........       65
  10,700    Michael Foods Inc. ....................       250
   7,300    Morrison Management Specialists,
              Inc. ................................       216
   7,300    Panera Bread Company, Class A(!)........      152
   8,200    Performance Food Group Company(!).......      309
  17,400    Ralcorp Holdings, Inc.(!)...............      246
  32,900    Smithfield Foods Inc.(!)................      863
  10,600    United Natural Foods, Inc.(!)...........      131
                                                     --------
                                                        4,321
                                                     --------
            HEALTH SERVICES -- 3.0%
  14,600    Advance Paradigm, Inc.(!)...............      616
  34,900    Advanced Tissue Sciences, Inc.(!).......      260
  19,700    Cerner Corporation(!)...................      915
  34,400    Coventry Health Care Inc.(!)............      520
   4,800    Curative Health Services, Inc.(!).......       26
  16,000    Immune Response Corporation(!)..........      110
  17,600    Invacare Corporation...................       565
  14,800    Laser Vision Centers, Inc.(!)...........       64
  27,600    Mid Atlantic Medical Services,
              Inc.(!)...............................      417
  28,300    Orthodontic Centers of America(!).......      943
  14,800    PAREXEL International Corporation(!)....      126
   9,200    Pediatrix Medical Group Inc.(!).........      119
  26,800    Renal Care Group, Inc.(!)...............      499
  17,400    Universal Health Services Inc., Class
              B(!)(++)...............................   1,491
  53,900    US Oncology, Inc.(!)....................      244
                                                     --------
                                                        6,915
                                                     --------
            HEAVY MACHINERY -- 1.8%
  11,800    Applied Industrial Technologies,
              Inc. ................................       204
  11,200    Astec Industries Inc.(!)................      123
  19,700    Baldor Electric Company................       399
   4,500    CPI Corporation........................        96
   8,600    Flow International Corporation(!).......       94
  23,700    Foster Wheeler Corporation.............       172

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            HEAVY MACHINERY -- (CONTINUED)
   8,900    Gardner Denver Machinery Inc.(!).......  $    145
  11,800    Graco Inc. ............................       380
  17,500    IDEX Corporation.......................       488
  25,400    JLG Industries Inc. ...................       310
   6,800    Lindsay Manufacturing Company..........       127
  14,400    Manitowoc Company, Inc. ...............       277
  20,300    Milacron Inc. .........................       270
  25,600    Paxar Corporation(!)...................       229
  12,200    Regal Beloit...........................       207
   6,400    Robbins & Myers, Inc. .................       151
  17,300    SpeedFam-IPEC, Inc.(!).................       198
   7,400    Toro Company...........................       233
  12,400    X-Rite, Inc. ..........................       109
                                                     --------
                                                        4,212
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.2%
  13,400    Applica Incorporated(!)................        83
   4,100    National Presto Industries, Inc. ......       123
   9,800    Natures Sunshine Products Inc. ........        73
  20,200    SLI, Inc. .............................       147
                                                     --------
                                                          426
                                                     --------
            HOUSING AND FURNISHING -- 1.9%
   6,900    Bassett Furniture Industries, Inc. ....        98
  27,500    Champion Enterprises Inc.(!)...........       117
   9,100    Coachmen Industries Inc. ..............        95
  39,300    D.R. Horton Inc. ......................       675
  23,000    Ethan Allen Interiors, Inc. ...........       651
  29,800    Interface Inc. ........................       237
  12,400    M.D.C. Holdings, Inc. .................       322
  11,000    Monaco Coach Corporation(!)............       182
   5,200    NVR, Inc.(!)...........................       421
   6,600    Salton, Inc.(!)........................       213
   5,100    Skyline Corporation....................       109
  17,300    Standard Pacific Corporation...........       311
   7,500    The Ryland Group, Inc. ................       233
  21,100    Toll Brothers, Inc.(!).................       726
                                                     --------
                                                        4,390
                                                     --------
            INSURANCE -- 3.4%
  22,200    Arthur J. Gallagher & Company(++)......     1,312
  11,700    Delphi Financial Group Inc., Class A...       474
   7,500    E.W. Blanch Holdings, Inc. ............       156
  22,200    Enhance Financial Services Group
              Inc. ................................       289
  39,300    Fidelity National Financial, Inc. .....       972
  37,000    First American Financial Corporation...       772
  40,800    Fremont General Corporation............       140
   7,600    Hilb, Rogal and Hamilton Company.......       317
  24,000    Mutual Risk Management Ltd. ...........       527
  22,000    Radian Group Inc.(++)..................     1,484
   5,700    RLI Corporation........................       220
   5,400    SCPIE Holdings Inc. ...................       109
  14,900    Selective Insurance Group..............       266
  15,900    Sierra Health Services, Inc.(!)........        75
  18,500    Trenwick Group Limited(!)..............       352
  10,000    Zenith National Insurance..............       219
                                                     --------
                                                        7,684
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            INTEGRATED OIL -- 3.1%
  16,900    Cabot Oil & Gas Corporation............  $    344
  10,700    HS Resources, Inc.(!)..................       360
  29,400    Input/Output, Inc.(!)..................       283
  25,100    Louis Dreyfus Natural Gas
              Corporation(!).......................       995
  10,300    New Jersey Resources Corporation.......       418
  24,800    Newfield Exploration Company(!)(++)....     1,159
  13,400    Oceaneering International Inc.(!)......       223
  10,400    Plains Resources Inc.(!)...............       196
  23,500    Pogo Producing Company.................       596
  38,300    Pride International Inc.(!)(++)........     1,015
  12,500    Remington Oil & Gas Corporation(!).....       130
  14,000    Seitel Inc.(!).........................       201
  13,200    St. Mary Land & Exploration Company....       304
  36,600    Vintage Petroleum, Inc. ...............       833
                                                     --------
                                                        7,057
                                                     --------
            INVESTMENT SERVICES -- 2.2%
   7,500    Dain Rauscher Corporation..............       698
  20,600    Eaton Vance Corporation(!).............     1,051
  14,100    Jefferies Group, Inc. .................       379
  16,600    Morgan Keegan, Inc. ...................       291
  12,200    National Discount Brokers Group,
              Inc.(!)..............................       377
  26,900    Raymond James Financial, Inc. .........       886
   9,200    Southwest Securities Group, Inc. ......       269
  15,700    The Pioneer Group, Inc.(!).............       690
  13,300    Tucker Anthony Sutro Corporation(!)....       337
                                                     --------
                                                        4,978
                                                     --------
            LODGING AND RECREATION -- 1.3%
   6,700    Anchor Gaming(!).......................       534
  14,100    Arctic Cat Inc. .......................       178
  23,700    Aztar Corporation(!)...................       364
  19,100    Fleetwood Enterprises Inc. ............       259
   5,900    Huffy Corporation......................        62
  10,500    K2 Inc.(!).............................        94
  15,300    Pinnacle Entertainment, Inc.(!)........       333
  13,900    Polaris Industries Inc. ...............       490
  26,300    Prime Hospitality Corporation(!).......       266
   7,100    Thor Industries Inc. ..................       164
  12,400    Winnebago Industries...................       155
                                                     --------
                                                        2,899
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 4.9%
  12,200    ADAC Laboratories Designs(!)...........       254
  27,500    Alliance Pharmaceutical
              Corporation(!).......................       419
  13,700    Biomatrix, Inc.(!).....................       240
  15,700    Coherent Inc.(!)(++)...................     1,069
   8,900    CONMED Corporation(!)..................       122
   8,300    Cooper Companies Inc. .................       294
   8,700    Datascope Corporation..................       291
   8,000    Diagnostic Products Corporation........       429
  11,000    Hanger Orthopedic Group, Inc.(!).......        41
   9,000    Hologic, Inc.(!).......................        67
  38,700    Hooper Holmes, Inc. ...................       368
  20,200    IDEXX Laboratories Inc.(!).............       540
  13,600    Mentor Corporation.....................       214
  19,900    Organogenesis Inc.(!)..................       293
   8,100    Osteotech, Inc.(!).....................        77
  19,200    Owens & Minor, Inc. ...................       302
  39,300    Patterson Dental Company(++)...........       884

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES --
            (CONTINUED)
   7,700    PolyMedica Corporation(!)..............  $    330
  13,200    Priority Healthcare Corporation(!).....     1,007
  17,800    ResMed Inc. ...........................       556
  17,100    Respironics, Inc.(!)...................       285
  14,100    Sola International Inc.(!).............        91
   5,600    SpaceLabs Medical Inc.(!)..............        55
  13,000    Sunrise Medical Inc.(!)................        78
  12,000    Techne Corporation(!)(++)..............     1,345
  17,200    Theragenics Corporation(!).............       112
  18,400    Varian Medical Systems, Inc.(!)(++)....       831
   7,100    Vital Signs Inc. ......................       188
  10,300    Wesley Jessen Visioncare, Inc.(!)......       396
                                                     --------
                                                       11,178
                                                     --------
            METALS AND MINING -- 1.5%
   8,200    A. M. Castle & Company.................        79
   4,900    Amcast Industrial Corporation..........        46
   9,500    Brush Wellman Inc. ....................       205
   8,300    Commercial Metals Company..............       212
   9,600    Commonwealth Industries, Inc. .........        53
   8,700    Material Sciences Corporation(!).......        99
  20,100    Mueller Industries Inc.(!).............       451
  13,500    Northwestern Corporation...............       263
   8,000    Quanex Corporation.....................       153
  16,200    Reliance Steel & Aluminum Company......       341
  12,200    RTI International Metals, Inc.(!)......       176
  27,100    Steel Dynamics, Inc.(!)................       249
   6,200    Steel Technologies Inc. ...............        39
  22,400    Stillwater Mining Company(!)...........       607
  12,300    Texas Industries Inc. .................       392
   7,000    Wolverine Tube Inc.(!).................       104
                                                     --------
                                                        3,469
                                                     --------
            NATURAL GAS DISTRIBUTION -- 1.5%
  18,500    Atmos Energy Corporation...............       382
   6,400    Cascade Natural Gas Corporation........       112
  17,600    Energen Corporation....................       524
  11,000    Laclede Gas Company....................       238
  14,700    Northwest Natural Gas Company..........       334
  18,400    Piedmont Natural Gas Company, Inc. ....       564
  28,800    Southern Union Company.................       570
  18,300    Southwest Gas Corporation..............       383
  13,500    Valmont Industries Inc. ...............       268
                                                     --------
                                                        3,375
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 3.0%
  21,800    Adaptive Broadband Corporation.........       425
  17,300    Auspex Systems, Inc.(!)................       214
  13,100    Aware Inc.(!)..........................       504
   7,100    Brooktrout Inc.(!).....................       234
  19,700    C-COR Electronics......................       302
  25,100    Cable Design Technologies
              Corporation..........................       610
   9,500    Concord Communications, Inc.(!)........       252
  42,800    DMC Stratex Networks, Inc.(!)..........       687
  14,600    NYFIX, Inc.(!).........................       653
  45,000    P-Com, Inc.(!).........................       298
  28,500    Plantronics Inc.(++)...................     1,083
  14,900    Proxim, Inc. ..........................       663
  10,200    Telxon Corporation(!)..................       179

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- (CONTINUED)
  12,500    Three-Five Systems, Inc. ..............  $    366
  12,700    ViaSat Inc. ...........................       284
  18,000    Visual Networks, Inc.(!)...............       118
                                                     --------
                                                        6,872
                                                     --------
            OIL REFINING AND MARKETING -- 0.1%
   9,000    WD-40 Company..........................       191
                                                     --------
            OILFIELD SERVICES -- 1.6%
   8,100    Atwood Oceanics, Inc.(!)...............       338
   9,200    Cal Dive International Inc.(!).........       526
  40,500    Cross Timbers Oil Company..............       776
  10,100    Dril-Quip(!)...........................       403
  28,400    Friede Goldman Halter, Inc.(!).........       201
  13,700    Hughes Supply Inc. ....................       269
  12,300    Offshore Logistics Inc.(!).............       220
   9,900    Seacor Smit, Inc. .....................       462
  12,900    Swift Energy Company(!)................       536
                                                     --------
                                                        3,731
                                                     --------
            PACKAGING AND CONTAINERS -- 0.2%
  20,800    AptarGroup Inc. .......................       498
                                                     --------
            PAPER AND FOREST PRODUCTS -- 0.7%
  20,400    Buckeye Technologies Inc.(!)...........       423
  15,100    Caraustar Industries, Inc. ............       167
   7,100    Deltic Lumber..........................       120
   8,200    Pope & Talbot Inc. ....................       117
   8,900    Schweitzer-Mauduit International
              Inc. ................................       119
  19,900    United Stationers Inc.(!)..............       535
  11,700    Universal Forest Products..............       134
                                                     --------
                                                        1,615
                                                     --------
            PHARMACEUTICALS -- 7.7%
  23,200    Alpharma Inc., Class A(++).............     1,418
  20,100    Barr Laboratories, Inc.(++)............     1,333
  20,200    Bindley Western Industries.............       646
  31,800    Bio-Technology General Corporation(!)..       364
  20,300    Cephalon, Inc.(!)(++)..................       985
  31,200    COR Therapeutics, Inc.(!)..............     1,944
  15,300    Cygnus, Inc.(!)........................       168
  25,900    Dura Pharmaceuticals Inc.(!)...........       916
  14,900    Enzo Biochem, Inc.(!)..................       723
  17,100    Medicis Pharmaceutical Corporation,
              Class A(!)(++).......................     1,052
  39,900    NBTY, Inc.(!)..........................       261
  12,800    Noven Pharmaceuticals, Inc.(!).........       547
  14,600    Pharmaceutical Product Development,
              Inc.(!)..............................       388
  24,900    Protein Design Labs, Inc.(++)..........     2,999
  21,300    Regeneron Pharmaceuticals, Inc.(!).....       695
  14,000    Syncor International Corporation(++)...       515
  31,300    Vertex Pharmaceuticals, Inc. ..........     2,645
                                                     --------
                                                       17,599
                                                     --------
            PUBLISHING AND ADVERTISING -- 0.6%
  19,500    Bowne & Company Inc. ..................       190
   7,600    Consolidated Graphics Inc.(!)..........        89
   9,300    Cyrk, Inc.(!)..........................        32
  37,300    HA-LO Industries, Inc.(!)..............       149
  16,600    John H. Harland Company................       254

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- (CONTINUED)
  18,500    Penton Media Inc. .....................  $    509
   8,300    Thomas Nelson, Inc. ...................        68
                                                     --------
                                                        1,291
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 2.3%
  18,900    American Freightways Corporation(!)....       300
  11,500    Arkansas Best Corporation(!)...........       177
  10,400    Circle International Group, Inc. ......       315
  16,600    EGL, Inc.(!)...........................       502
  29,900    Expeditors International of Washington,
              Inc.(++).............................     1,347
  21,300    Fritz Companies, Inc.(!)...............       256
   9,500    Frozen Food Express Industries,
              Inc.(!)..............................        24
  14,800    Heartland Express Inc.(!)..............       257
  14,300    Kirby Corporation(!)...................       281
   5,100    Landstar System Inc.(!)................       228
   6,500    M.S. Carriers Inc.(!)..................       102
  11,300    Roadway Express, Inc. .................       203
  33,800    Rollins Truck Leasing Corporation......       213
  15,300    U.S. Freightways Corporation...........       347
  13,400    Wabash National Corporation............       122
  27,400    Werner Enterprises Inc. ...............       322
  14,300    Yellow Corporation(!)..................       216
                                                     --------
                                                        5,212
                                                     --------
            RESTAURANTS -- 1.7%
  15,600    Applebees International Inc. ..........       359
  15,600    CEC Entertainment Inc.(!)..............       499
  29,400    CKE Restaurant Inc. ...................        90
  17,000    Consolidated Products, Inc. ...........       136
  11,700    IHOP Corporation(!)....................       224
  22,300    Jack in the Box Inc.(!)................       478
  13,000    Landry's Seafood Restaurants Inc. .....        89
  13,100    Luby's Inc. ...........................        70
  17,200    Marcus Corporation.....................       181
  35,700    Ruby Tuesday Inc. .....................       402
  18,900    Ryan's Family Steak Houses Inc.(!).....       145
  10,200    Sonic Corporation(!)...................       321
   6,800    Taco Cabana Inc., Class A(!)...........        29
  18,000    The Cheesecake Factory.................       778
                                                     --------
                                                        3,801
                                                     --------
            SEMICONDUCTORS -- 4.4%
  13,900    Actel Corporation(!)...................       500
  24,000    Alliance Semiconductor Corporation(!)..       477
  25,000    Alpha Industries, Inc.(++).............       852
  12,300    AXT, Inc.(!)...........................       514
  28,700    C-Cube Micosystems Inc.(!).............       588
  25,200    Cognex Corporation(!)(++)..............       994
  35,200    Dallas Semiconductor Corporation(++)...     1,157
  15,500    Electro Scientific Industries, Inc. ...       544
  12,100    Electroglas, Inc.(!)...................       206
  22,000    General Semiconductor, Inc.(!).........       268
  50,900    KEMET Corporation(++)..................     1,406
  28,400    Kulicke & Soffa Industries Inc. .......       378
  16,400    Photronics, Inc.(!)....................       358
  19,800    Silicon Valley Group, Inc.(!)..........       521
   9,500    Technitrol Inc.(++)....................       960
  10,600    TelCom Semiconductor, Inc.(!)..........       158

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  12,300    Ultratech Stepper, Inc.(!).............  $    198
     216    Zilog Inc.(!)..........................         2
                                                     --------
                                                       10,081
                                                     --------
            SOFTWARE -- 6.3%
  24,300    American Management Systems(!)(++).....       418
  15,200    Aspen Technology, Inc.(!)..............       686
  14,700    Avid Technology, Inc.(!)...............       206
  17,800    AVT Corporation(!).....................        99
   8,100    BARRA, Inc.(!).........................       503
  24,700    Billing Concepts Corporation(!)........        79
  34,700    Ciber Inc.(!)..........................       286
  23,100    Dendrite International, Inc. ..........       619
  24,200    Epicor Software Corporation(!).........        85
  13,800    ePresence, Inc.(!).....................        93
  25,300    ESS Technology, Inc.(!)................       362
  20,000    FileNET Corporation(!).................       364
  11,600    Great Plains Software, Inc.(!).........       326
  18,700    HNC Software Inc.(!)...................     1,529
  18,900    Hyperion Solutions Corporation(!)......       489
  23,700    Jack Henry & Associates(++)............     1,028
  12,400    Mercury Computer Systems, Inc.(!)......       345
  22,000    Midway Games Inc.(!)...................       154
  29,300    National Instruments
              Corporation(!)(++)...................     1,292
  15,300    Phoenix Technologies Ltd.(!)...........       244
  20,800    Progress Software Corporation..........       283
  12,700    Project Software & Development,
              Inc. ................................       197
  36,100    Read-Rite Corporation(!)...............       406
  18,400    Remedy Corporation(!)..................       347
  23,300    RSA Security Inc.(!)(++)...............     1,005
  17,100    Saga Systems, Inc.(!)..................       180
   5,700    SPSS, Inc.(!)..........................       153
  16,200    The BISYS Group, Inc.(!)(++)...........     1,252
  11,200    THQ Inc. ..............................       260
  14,400    Veritas DGC Inc.(!)....................       417
  18,200    Verity, Inc. ..........................       650
                                                     --------
                                                       14,357
                                                     --------
            SPECIALTY STORES -- 4.2%
  19,700    99 Cents Only Stores(++)...............       988
   9,500    Action Performance Companies, Inc.(!)..        33
  16,700    AnnTaylor Stores Corporation(!)........       642
  10,500    Books-A-Million Inc.(!)................        28
  25,800    Burlington Coat Factory Warehouse
              Corporation..........................       369
  14,500    Cato Corporation.......................       181
  12,100    Cost Plus, Inc.(!).....................       365
   3,400    Damark International, Inc.(!)..........        42
   8,300    Department 56, Inc.(!).................       109
   9,700    Discount Auto Parts Inc.(!)............        75
  10,400    Dress Barn Inc.(!).....................       218
   7,900    Enesco Group, Inc. ....................        46
  11,400    Footstar Inc.(!).......................       368
  18,700    Fossil, Inc.(!)........................       249
  19,000    Goody's Family Clothing Inc.(!)........        75
   7,300    Gottschalks Inc.(!)....................        45
  14,200    Gymboree Corporation(!)................        77
  23,850    Insight Enterprises Inc. ..............       650
  10,500    Jo-Ann Stores Inc.(!)..................        76
   5,100    Lillian Vernon Corporation.............        50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SPECIALTY STORES -- (CONTINUED)
  23,200    Linens 'N Things Inc.(!)(++)...........  $    592
  11,500    Mayor's Jewelers Inc.(!)...............        43
  19,400    Michaels Stores Inc.(!)(++)............       776
  29,800    O'Reilly Automotive Inc. ..............       436
  18,500    Pacific Sunwear of California(!).......       347
  31,000    PEP Boys -- Manny, Moe & Jack..........       155
  56,300    Pier 1 Imports Inc. ...................       764
  10,200    School Specialty, Inc.(!)..............       217
  25,100    Stein Mart Inc.(!).....................       271
  19,600    The Bombay Company Inc.(!).............        48
  24,100    The Men's Wearhouse Inc.(!)............       682
  20,500    Zale Corporation(!)(++)................       665
                                                     --------
                                                        9,682
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 1.4%
  16,300    Allen Telecom Inc.(!)..................       276
  30,100    Aspect Communications
              Corporation(!)(++)...................       622
  10,900    Black Box Corporation(!)...............       508
   7,800    Davox Corporation(!)...................        78
   8,800    Digi International Inc.(!).............        69
  30,300    General Communication, Inc., Class
              A(!).................................       217
  15,400    Inter-Tel Inc. ........................       175
  19,100    Intervoice Inc.(!).....................       201
  12,600    Network Equipment Technologies
              Inc.(!)..............................       135
  13,200    SymmetriCom Inc. ......................       206
  45,700    TALK.com, Inc.(!)......................       201
  17,400    Xircom Inc.(!).........................       439
                                                     --------
                                                        3,127
                                                     --------
            TOBACCO -- 0.0%+
  25,900    DiMon Inc. ............................        84
                                                     --------
            UTILITIES -- MISCELLANEOUS -- 0.3%
   5,200    American States Water Company..........       157
  23,900    Philadelphia Suburban Corporation......       554
                                                     --------
                                                          711
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $194,423)......................   223,832
                                                     --------
PRINCIPAL
 AMOUNT
 (000)
---------
            U.S. TREASURY OBLIGATIONS -- 0.2%
              (Cost $543)
            U.S. TREASURY BILLS -- 0.2%
 $   550    6.210%** 12/21/00(++)..................       543
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.3%
            (Cost $19,019)
 19,019   Nations Cash Reserves#................     19,019
                                                   --------

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $213,985*).............  106.7%  $243,394
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................  (6.7)%
          Cash..................................   $     26
          Receivable for investment securities
            sold................................        999
          Receivable for Fund shares sold.......        174
          Dividends receivable..................        115
          Interest receivable...................         46
          Receivable for variation margin.......         91
          Unamortized organization costs........          2
          Collateral on securities loaned.......    (14,732)
          Payable for Fund shares redeemed......        (72)
          Investment advisory fee payable.......         (5)
          Administration fee payable............        (43)
          Shareholder servicing and distribution
            fees payable........................         (1)
          Payable for investment securities
            purchased...........................     (1,906)
          Accrued Trustees' fees and expenses...        (41)
          Accrued expenses and other
            liabilities.........................        (41)
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................    (15,388)
                                                   --------
          NET ASSETS.....................  100.0%  $228,006
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     30
          Accumulated net realized loss on
            investments sold and futures
            contracts...........................     (6,871)
          Net unrealized appreciation of
            investments and futures contracts...     29,397
          Paid-in capital.......................    205,450
                                                   --------
          NET ASSETS............................   $228,006
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($221,208,659 / 15,700,135 shares
            outstanding)........................     $14.09
                                                     ------
                                                     ------
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($6,797,066 / 482,558
            shares outstanding).................     $14.09
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $29,409 on investment securities was comprised of gross appreciation of $50,026 and gross depreciation of $20,617 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $213,985.

 **  Rate represents annualized yield at date of purchase.

(!)  Non-income producing security.

(++) All or a portion of security segregated as collateral for futures contracts.

 +   Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $14,732.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                           LARGECAP           MANAGED            MIDCAP            SMALLCAP
                                                            INDEX              INDEX            INDEX(a)            INDEX
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $126,
  $26, $0 and $0, respectively).....................    $       15,366     $        3,071    $        2,281     $          660
Interest............................................               759                149               211                383
Securities lending..................................                51                  6                11                 25
                                                        --------------     --------------    --------------     --------------
    Total investment income.........................            16,176              3,226             2,503              1,068
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             5,473              1,137               813                410
Administration fee..................................             3,147                654               468                235
Transfer agent fees.................................               412                105                90                 32
Custodian fees......................................                88                 36                16                 30
Legal and audit fees................................                48                 36                37                 34
Registration and filing fees........................               102                 17                68                 14
Trustees' fees and expenses.........................                 9                  9                 9                  8
Amortization of organization costs..................                --                  1                --                  1
Interest expense....................................                42                 15                20                  1
Printing expense....................................                70                 19                25                 20
Other...............................................                52                 --                10                  9
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             9,443              2,029             1,556                794
Shareholder servicing and distribution fees:
  Primary B Shares..................................                --                 --*               --                 --
  Investor A Shares.................................                38                 61                --*                 9
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................             9,481              2,090             1,556                803
Fees waived and expenses reimbursed by investment
  advisor and/or distributor........................            (4,603)              (590)             (823)              (358)
Fees reduced by credits allowed by the custodian....                (9)                (2)               (1)                (3)
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................             4,869              1,498               732                442
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................            11,307              1,728             1,771                626
                                                        --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................           (33,751)            30,052            21,023             12,688
  Futures contracts.................................             2,821              1,037               699             (1,441)
                                                        --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.............           (30,930)            31,089            21,722             11,247
                                                        --------------     --------------    --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................           (76,821)           (54,108)           73,707             (3,873)
  Futures contracts.................................            (4,736)            (1,160)               (5)               911
                                                        --------------     --------------    --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................           (81,557)           (55,268)           73,702             (2,962)
                                                        --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................          (112,487)           (24,179)           95,424              8,285
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $     (101,180)    $      (22,451)   $       97,195     $        8,911
                                                        ==============     ==============    ==============     ==============

---------------

*   Amount represents less than $500.

(a) MidCap Index commenced operations on March 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                           LARGECAP INDEX
                                                                ------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00               YEAR ENDED
                                                                 (UNAUDITED)              3/31/00
                                                                ------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       11,307         $       10,043
Net realized gain/(loss) on investments.....................           (30,930)                 2,015
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (81,557)               161,252
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (101,180)               173,310
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (10,640)                (9,866)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................               (86)                  (159)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................               (68)               (10,202)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................                (1)                  (241)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (144,600)             1,755,447
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................          (256,575)             1,908,289
                                                                --------------         --------------
NET ASSETS:
Beginning of period.........................................         2,855,429                947,140
                                                                --------------         --------------
End of period...............................................    $    2,598,854         $    2,855,429
                                                                ==============         ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $          644         $           63
                                                                ==============         ==============

---------------

*   Amount represents less than $500.

(a) MidCap Index commenced operations on March 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                MANAGED INDEX                        MIDCAP INDEX                       SMALLCAP INDEX
                                                    -------------           --------------------------------------
  -------------------------------------
      SIX MONTHS                                                              SIX MONTHS
        ENDED                                        PERIOD ENDED               ENDED
       9/30/00                YEAR ENDED              9/30/00(a)               9/30/00                YEAR ENDED
     (UNAUDITED)               3/31/00               (UNAUDITED)             (UNAUDITED)               3/31/00
------------------------------------------------------------------------------------------------------------------
    $        1,728          $        5,537          $        1,771          $          626          $          685
            31,089                  51,922                  21,722                  11,247                  (1,463)
           (55,268)                 36,646                  73,702                  (2,962)                 41,308
    --------------          --------------          --------------          --------------          --------------
           (22,451)                 94,105                  97,195                   8,911                  40,530
            (1,577)                 (5,273)                 (1,724)                   (612)                   (654)
                --*                     --*                     --                      --                      --
               (87)                   (290)                     --*                     (8)                     (7)
           (39,398)                 (4,135)                     --                      --                      --
                --*                     --                      --                      --                      --
            (3,504)                   (348)                     --                      --                      --
           (68,850)               (156,377)                308,256                  15,512                 (34,827)
    --------------          --------------          --------------          --------------          --------------
          (135,867)                (72,318)                403,727                  23,803                   5,042
    --------------          --------------          --------------          --------------          --------------
           644,756                 717,074                      --                 204,203                 199,161
    --------------          --------------          --------------          --------------          --------------
    $      508,889         $       644,756          $      403,727          $      228,006          $      204,203
    ==============          ==============          ==============          ==============          ==============
    $           64         $            --          $           47          $           30          $           24
    ==============          ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                                LARGECAP INDEX
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 2000              YEAR ENDED
                                                                   (UNAUDITED)                MARCH 31, 2000
                                                              ----------------------      ----------------------
                                                              SHARES        DOLLARS       SHARES       DOLLARS
                                                              --------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   20,900      $ 588,429       8,490      $  224,859
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Index Fund (Note 10).............................    3,147         86,357          --              --
  Issued in exchange for assets of Collective Trust Equity
    Index Fund (Note 10)....................................       --             --      58,487       1,690,266
  Issued as reinvestment of dividends.......................      202          5,655         511          13,544
  Redeemed..................................................  (29,368)      (828,220)     (6,934)       (184,945)
                                                              -------      ---------      ------      ----------
  Net increase/(decrease)...................................   (5,119)     $(147,779)     60,554      $1,743,724
                                                              =======      =========      ======      ==========
INVESTOR A SHARES:
  Sold......................................................      274      $   7,656         918      $   24,361
  Issued as reinvestment of dividends.......................        3             73          13             350
  Redeemed..................................................     (163)        (4,550)       (479)        (12,988)
                                                              -------      ---------      ------      ----------
  Net increase/(decrease)...................................      114      $   3,179         452      $   11,723
                                                              =======      =========      ======      ==========
  Total net increase/(decrease).............................   (5,005)     $(144,600)     61,006      $1,755,447
                                                              =======      =========      ======      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                              MANAGED INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     385    $   7,785        3,058    $  62,607
  Issued in exchange for Primary A Shares of Nations Managed
    Value Index Fund (Note 10)..............................      85        1,648           --           --
  Issued as reinvestment of dividends.......................   1,228       23,114          267        5,408
  Redeemed..................................................  (4,869)    (100,031)     (10,732)    (217,683)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (3,171)   $ (67,484)      (7,407)   $(149,668)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     232    $   4,696          678    $  13,827
  Issued in exchange for Investor A Shares of Nations
    Managed Value Index Fund (Note 10)......................      74        1,431           --           --
  Issued as reinvestment of dividends.......................     168        3,165           27          538
  Redeemed..................................................    (523)     (10,658)      (1,024)     (21,075)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     (49)   $  (1,366)        (319)   $  (6,710)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (3,220)   $ (68,850)      (7,726)   $(156,378)
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                   MIDCAP INDEX
                                                                   PERIOD ENDED
                                                                SEPTEMBER 30, 2000
                                                                   (UNAUDITED)
                                                              ----------------------
                                                              SHARES        DOLLARS
                                                              ----------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   61,218      $ 544,995
  Issued as reinvestment of dividends.......................       70            739
  Redeemed..................................................  (23,867)      (237,486)
                                                              -------      ---------
  Net increase/(decrease)...................................   37,421      $ 308,248
                                                              =======      =========
INVESTOR A SHARES:+
  Sold......................................................        1      $       8
  Issued as reinvestment of dividends.......................       --*            --*
  Redeemed..................................................       --*            --*
                                                              -------      ---------
  Net increase/(decrease)...................................        1      $       8
                                                              =======      =========
  Total net increase/(decrease).............................   37,422      $ 308,256
                                                              =======      =========

---------------

+ MidCap Index Primary A and Investor A Shares commenced operations on March 31,
  2000 and May 31, 2000, respectively.

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            SMALLCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      -------------------
                                                              SHARES    DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,946    $ 54,073       6,075    $  76,898
  Issued in exchange for Primary A Shares of Nations Managed
    SmallCap Value Index Fund (Note 10).....................     116       1,469          --           --
  Issued as reinvestment of dividends.......................      18         243          18          233
  Redeemed..................................................  (2,909)    (39,136)     (8,723)    (107,969)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................   1,171    $ 16,649      (2,630)   $ (30,838)
                                                              ======    ========      ======    =========
INVESTOR A SHARES:
  Sold......................................................      56    $    815         285    $   3,621
  Issued in exchange for Investor A Shares of Nations
    Managed SmallCap Value Index Fund (Note 10).............      94       1,191          --           --
  Issued as reinvestment of dividends.......................       1           7           1            7
  Redeemed..................................................    (232)     (3,150)       (610)      (7,617)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................     (81)   $ (1,137)       (324)   $  (3,989)
                                                              ======    ========      ======    =========
  Total net increase/(decrease).............................   1,090    $ 15,512      (2,954)   $ (34,827)
                                                              ======    ========      ======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited).......................     $28.90         $0.12           $(1.20)          $(1.08)         $(0.11)       $(0.00)##
Year ended 3/31/2000#...............      25.06          0.26             4.09             4.35           (0.25)        (0.26)
Year ended 3/31/1999................      22.41          0.26             3.63             3.89           (0.25)        (0.99)
Year ended 3/31/1998#...............      15.89          0.27             7.11             7.38           (0.27)        (0.59)
Year ended 3/31/1997................      13.58          0.26             2.36             2.62           (0.26)        (0.05)
Period ended 3/31/1996*.............      12.91          0.08             0.86             0.94           (0.13)        (0.14)
Year ended 11/30/1995...............       9.84          0.28             3.20             3.48           (0.28)        (0.13)
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited).......................     $28.76         $0.08           $(1.20)          $(1.12)         $(0.08)       $(0.00)##
Year ended 3/31/2000#...............      24.94          0.19             4.08             4.27           (0.19)        (0.26)
Year ended 3/31/1999................      22.31          0.19             3.63             3.82           (0.20)        (0.99)
Year ended 3/31/1998#...............      15.87          0.21             7.05             7.26           (0.23)        (0.59)
Year ended 3/31/1997................      13.58          0.25             2.32             2.57           (0.23)        (0.05)
Period ended 3/31/1996*.............      12.91          0.06             0.87             0.93           (0.12)        (0.14)
Period ended 11/30/1995**...........      12.29          0.03             0.59             0.62              --            --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 ** LargeCap Index Investor A Shares commenced operations on October 10, 1995.

 # Per share net investment income has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                        RATIO OF                                 AND/OR EXPENSE
                                                                        OPERATING                                REIMBURSEMENTS
                                                                        EXPENSES                                 ---------------
                                                         RATIO OF       INCLUDING      RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      INTEREST    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    EXPENSE TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET      AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS     NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(0.11)         $27.71        (3.74)%   $2,567,992      0.35%+(a)(b)    --            0.83%+          6%           0.69%+(a)
    (0.51)          28.90        17.58      2,826,486      0.35(a)(b)      --            0.96            7            0.71(a)
    (1.24)          25.06        18.26        933,313      0.35(a)         --            1.17            4            0.71(a)
    (0.86)          22.41        47.38        656,523      0.35(a)       0.36%           1.39           26            0.66(a)
    (0.31)          15.89        19.41        567,039      0.35(a)         --            1.91            5            0.70(a)
    (0.27)          13.58         7.33        192,388      0.35+(b)        --            1.99+           2            0.73+
    (0.41)          12.91        36.35        145,021      0.37          0.38            2.44           18            0.78

   $(0.08)         $27.56        (3.90)%   $   30,862      0.60%+(a)(b)    --            0.58%+          6%           0.94%+(a)
    (0.45)          28.76        17.32         28,943      0.60(a)(b)      --            0.71            7            0.96(a)
    (1.19)          24.94        18.00         13,827      0.60(a)         --            0.92            4            0.96(a)
    (0.82)          22.31        46.58          4,595      0.60(a)       0.61%           1.14           26            0.91(a)
    (0.28)          15.87        19.06          2,574      0.60(a)         --            1.66            5            0.95(a)
    (0.26)          13.58         7.26             95      0.35+(b)        --            1.99+           2            0.73+
       --           12.91         5.04             11      0.62+         0.63+           2.19+          18            1.03+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
MANAGED INDEX
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited).......................     $22.04         $0.06           $(0.97)          $(0.91)         $(0.06)       $(1.52)
Year ended 3/31/2000#...............      19.39          0.16             2.78             2.94           (0.16)        (0.13)
Year ended 3/31/1999#...............      17.14          0.18             2.40             2.58           (0.18)        (0.15)
Year ended 3/31/1998................      11.89          0.15             5.42             5.57           (0.17)        (0.15)
Period ended 3/31/1997*.............      10.00          0.15             1.87             2.02           (0.13)           --
PRIMARY B SHARES
Six months ended 9/30/2000#
  (unaudited).......................     $22.16         $0.02           $(1.00)          $(0.98)         $(0.01)       $(1.52)
Year ended 3/31/2000#...............      19.38          0.06             2.78             2.84           (0.06)           --
Year ended 3/31/1999#...............      17.11          0.09             2.41             2.50           (0.08)        (0.15)
Period ended 3/31/1998**............      14.52          0.14             2.73             2.87           (0.13)        (0.15)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited).......................     $22.04         $0.04           $(0.99)          $(0.95)         $(0.04)       $(1.52)
Year ended 3/31/2000#...............      19.39          0.11             2.78             2.89           (0.11)        (0.13)
Year ended 3/31/1999#...............      17.14          0.14             2.39             2.53           (0.13)        (0.15)
Year ended 3/31/1998................      11.89          0.14             5.40             5.54           (0.14)        (0.15)
Period ended 3/31/1997*.............      10.00          0.12             1.89             2.01           (0.12)           --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Managed Index Primary A and Investor A Shares commenced operations on July 31, 1996.

 ** Managed Index Primary B Shares commenced operations on September 4, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                       RATIO OF                                  AND/OR EXPENSE
                                                                       OPERATING                                 REIMBURSEMENTS
                                                                       EXPENSES                                  ---------------
                                                         RATIO OF      INCLUDING       RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     INTEREST     NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS      NET ASSETS      NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(1.58)         $19.55        (3.83)%    $464,240       0.50%+(a)     0.51%+          0.63%+         12%        0.71%+(a)
    (0.29)          22.04        15.33       593,317       0.50(a)(b)      --            0.80           64         0.72(a)
    (0.33)          19.39        15.25       665,631       0.50(a)         --            1.03           35         0.73(a)
    (0.32)          17.14        47.54       374,504       0.50(a)(b)      --            1.26           30         0.80(a)
    (0.13)          11.89        20.22        42,226       0.50+(a)        --            1.92+          17         1.05+(a)

   $(1.53)         $19.65        (4.14)%    $      6       1.00%+(a)     1.01%+          0.13%+         12%        1.31%+(a)
    (0.06)          22.16        14.70             6       1.00(a)(b)      --            0.30           64         1.32(a)
    (0.23)          19.38        14.78             4       1.00(a)         --            0.53           35         1.33(a)
    (0.28)          17.11        18.24             3       1.00+(a)(b)      --           0.76+          30         1.30+(a)

   $(1.56)         $19.53        (4.05)%    $ 44,643       0.75%+(a)     0.76%+          0.38%+         12%        0.96%+(a)
    (0.24)          22.04        15.04        51,433       0.75(a)(b)      --            0.55           64         0.97(a)
    (0.28)          19.39        14.97        51,439       0.75(a)         --            0.78           35         0.98(a)
    (0.29)          17.14        47.21        25,447       0.75(a)(b)      --            1.01           30         1.05(a)
    (0.12)          11.89        20.12         3,038       0.75+(a)        --            1.67+          17         1.30+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       NET ASSET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT        VALUE
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      END OF PERIOD
                                   ----------------------------------------------------------------------------------------------
MIDCAP INDEX
PRIMARY A SHARES
Period ended 9/30/2000*#
  (unaudited)..................     $10.00          $0.04            $0.79              $0.83           $(0.04)        $10.79
INVESTOR A SHARES
Period ended 9/30/2000*#
  (unaudited)..................     $10.00          $0.02            $0.84              $0.86           $(0.04)        $10.82

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * MidCap Index Primary A and Investor A Shares commenced operations on March 31, 2000 and May 31, 2000, respectively.

 # Per share net investment income has been calculated using the average share method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                      RATIO OF NET                                AND/OR EXPENSE
                                       OPERATING                                  REIMBURSEMENTS
                                        EXPENSES                                  ---------------
                         RATIO OF      INCLUDING        RATIO OF                     RATIO OF
           NET ASSETS    OPERATING      INTEREST     NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO    EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET   AVERAGE NET      TO AVERAGE     TURNOVER      AVERAGE NET
RETURN++     (000)        ASSETS         ASSETS        NET ASSETS       RATE          ASSETS
-------------------------------------------------------------------------------------------------
  8.34%     $403,718       0.35%+(a)      0.36%+          0.87%+         26%           0.76%+(a)
  8.57%     $      9       0.60%+(a)      0.61%+          0.62%+         26%           1.01%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS (CONTINUED)

For a share outstanding throughout each period.


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited).......................     $13.53         $0.04           $ 0.56           $ 0.60          $(0.04)           --
Year ended 3/31/2000#...............      11.04          0.04             2.49             2.53           (0.04)           --
Year ended 3/31/1999#...............      14.10          0.06            (2.92)           (2.86)          (0.06)        (0.14)
Year ended 3/31/1998................       9.83          0.06             4.58             4.64           (0.06)        (0.31)
Period ended 3/31/1997*.............      10.00          0.03            (0.17)           (0.14)          (0.03)           --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited).......................     $13.52         $0.02           $ 0.57           $ 0.59          $(0.02)           --
Year ended 3/31/2000#...............      11.03          0.01             2.49             2.50           (0.01)           --
Year ended 3/31/1999#...............      14.08          0.03            (2.91)           (2.88)          (0.03)        (0.14)
Year ended 3/31/1998................       9.82          0.03             4.57             4.60           (0.03)        (0.31)
Period ended 3/31/1997*.............      10.00          0.03            (0.18)           (0.15)          (0.03)           --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Managed SmallCap Index Primary A and Investor A Shares commenced operations on October 15, 1996.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                       RATIO OF NET                               AND/OR EXPENSE
                                                                        OPERATING                                 REIMBURSEMENTS
                                                                        EXPENSES                                  ---------------
                                                         RATIO OF      INCLUDING        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      INTEREST     NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSE TO     EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET      TO AVERAGE     TURNOVER      AVERAGE NET
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS         ASSETS        NET ASSETS       RATE          ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   $(0.04)         $14.09          4.45%    $221,209       0.42%+(a)(b)     --            0.62%+         44%        0.77%+(a)
    (0.04)          13.53         22.97      196,593       0.50(a)        0.51(a)         0.35           53         0.77(a)
    (0.20)          11.04        (20.50)     189,379       0.50(a)(b)       --            0.52           65         0.82(a)
    (0.37)          14.10         47.71      102,437       0.50(a)(b)       --            0.52           62         1.02(a)
    (0.03)           9.83         (1.37)      40,851       0.50+            --            1.05+          18         1.21+
   $(0.02)         $14.09          4.33%    $  6,797       0.67%+(a)(b)     --            0.37%+         44%        1.02%+(a)
    (0.01)          13.52         22.67        7,610       0.75(a)        0.76(a)         0.10           53         1.02(a)
    (0.17)          11.03        (20.67)       9,782       0.75(a)(b)       --            0.27           65         1.07(a)
    (0.34)          14.08         47.35       13,768       0.75(a)(b)       --            0.27           62         1.27(a)
    (0.03)           9.82         (1.52)         334       0.75+            --            0.80+          18         1.46+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Trust offered thirty-four separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to the four index portfolios of the Trust and Funds Trust: LargeCap Index Fund, Managed Index Fund, MidCap Index Fund and SmallCap Index Fund (formerly Managed SmallCap Index Fund) (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and Funds Trust are presented under separate cover. The Funds currently offer two classes of shares: Primary A Shares and Investor A Shares. Managed Index Fund also offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: All Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each month by the Managed Index Fund; all other Funds declare and pay distributions each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Expenses: General expenses of the Trust and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of each Fund's average daily net assets.

Each of the Trust and Funds Trust has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and Funds Trust pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.07% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                ANNUAL
FUND                                             RATE
------------------------------------------------------
LargeCap Index Fund and MidCap Index Fund.....  0.35%
SmallCap Index Fund...........................  0.40%
Managed Index Fund............................  0.50%

BNY serves as the custodian of the Trust's and Funds Trust's assets. For the six months ended September 30, 2000, expenses of the Funds were reduced by $15,024 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust and Funds Trust for serving as Trustee or Officer of the Trust and Funds Trust.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $7,859 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2000, the Funds were informed that the distributor received no front-end sales charges for sales of Investor A Shares and no contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

The Trust's and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Funds earned $1,318,202 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted a shareholder administration plan for Primary B Shares of the Managed Index Fund. Each of the Trust and Funds Trust has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of each Fund. The shareholder administration plan permits the Managed Index Fund to compensate institutions for shareholder administration services provided to customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Primary B Shareholder Administration
  Plan:
  Managed Index Fund.................   0.50%     0.60%
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
LargeCap Index..................  $156,655     $426,680
Managed Index...................    69,906      179,833
MidCap Index....................   104,977      159,631
SmallCap Index..................   111,594       84,373

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2000.

5.  FUTURES CONTRACTS

At September 30, 2000, the following Funds had futures contracts open:

                                                                          VALUE OF CONTRACT   MARKET VALUE     UNREALIZED
                                                              NUMBER OF      WHEN OPENED      OF CONTRACTS    DEPRECIATION
DESCRIPTION                                                   CONTRACTS         (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
LARGECAP INDEX:
S&P 500 Futures (long position) expiring December 2000(a)...     259           $97,339          $94,127         $(3,212)
MANAGED INDEX:
S&P 500 Futures (long position) expiring December 2000(a)...      56            21,402           20,352          (1,050)
MIDCAP INDEX:
S&P 500 MidCap Futures (long position) expiring December
  2000(a)...................................................       2               550              545              (5)
SMALLCAP INDEX
Russell 2000 Futures (long position) expiring December
  2000(a)...................................................      15             3,967            3,955             (12)

---------------

(a) Securities have been segregated as collateral for the LargeCap Index, Managed Index, MidCap Index and SmallCap Index Funds for open futures contracts.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Funds Trust. The Trust's and Funds Trust's Declarations of Trust authorize the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

7.  LINES OF CREDIT

The Trust and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
FUND                                 (000)         RATE
---------------------------------------------------------
LargeCap Index..................    $1,141         6.99%
Managed Index...................       441         6.82
MidCap Index....................       541         6.90
SmallCap Index..................        19         6.67

The average amount outstanding was calculated based on daily balances in the period.

The Trust and Funds Trust also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the committed line of credit.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Funds had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
FUND                            (000)            (000)
----------------------------------------------------------
LargeCap Index.............    $60,733          $64,883
Managed Index..............     11,213           11,883
MidCap Index...............     50,016           51,948
SmallCap Index.............     13,884           14,732

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                      2007      2008
FUND                                 (000)      (000)
------------------------------------------------------
SmallCap Index.....................  $1,115    $16,268

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the following Funds elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules:

                                            POST-OCTOBER
                                           CAPITAL LOSSES
                                              DEFERRED
FUND                                           (000)
---------------------------------------------------------
LargeCap Index...........................       $781
SmallCap Index...........................        523

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

10.  REORGANIZATIONS

ACQUISITION OF THE COLLECTIVE TRUST EQUITY INDEX FUND

On March 31, 2000, the LargeCap Index Fund (the "Acquiring Fund") acquired the assets of the Collective Trust Equity Index Fund (the "Acquired Fund"), managed by Bank of America, in a taxable exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the conversation date of the Acquired Fund and the Acquiring Fund prior to conversion, and the Acquiring Fund immediately after the conversion, were $1,690,266,000, $1,165,163,000 and $2,855,429,000, respectively.

On May 12, 2000, the Managed Index Fund and the SmallCap Index Fund (each an "Acquiring Fund"), acquired the assets and liabilities of the Nations Managed Value Index Fund and the Nations Managed SmallCap Value Index Fund, respectively, (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the respective Acquiring Fund, pursuant to a plan of reorganization approved by the respective Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                               TOTAL NET ASSETS     ACQUIRED FUND
                                                      TOTAL NET ASSETS    TOTAL NET ASSETS     OF ACQUIRING FUND      UNREALIZED
                                                      OF ACQUIRED FUND    OF ACQUIRING FUND    AFTER ACQUISITION     APPRECIATION
ACQUIRING FUND                ACQUIRED FUND                (000)                (000)                (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Managed Index          Managed Value Index Fund            $3,079             $571,572             $574,651              $536
SmallCap Index         Managed SmallCap Index Fund          2,660              188,836              191,096                94

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the LargeCap Index Fund (the "Acquiring Fund"), acquired the assets of Boatmen's Trust Company Equity Index Fund, a common trust fund, managed by Bank of America, N.A. (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                           TOTAL NET ASSETS OF    ACQUIRED FUND
  TOTAL NET ASSETS    TOTAL NET ASSETS       ACQUIRING FUND        UNREALIZED
  OF ACQUIRED FUND    OF ACQUIRING FUND     AFTER CONVERSION      APPRECIATION
       (000)                (000)                 (000)               (000)
  -----------------------------------------------------------------------------
      $86,357            $2,700,937            $2,787,294            $56,303

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








INDEXSAR (9/00)